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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21108

                      Pioneer Series Trust X
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Fundamental Growth Fund

 Schedule of Investments  12/31/2011

 Shares

 Value

 COMMON STOCKS - 97.3%

 Energy - 10.1%

 Integrated Oil & Gas - 5.6%

 202,650

 Exxon Mobil Corp.

 $

 17,176,614

 92,900

 Occidental Petroleum Corp.

 8,704,730

 $

 25,881,344

 Oil & Gas Equipment And Services - 3.0%

 203,800

 National-Oilwell Varco, Inc.

 $

 13,856,362

 Oil & Gas Exploration & Production - 1.5%

 222,200

 Southwestern Energy Co. *

 $

 7,097,068

 Total Energy

 $

 46,834,774

 Materials - 6.8%

 Fertilizers & Agricultural Chemicals - 0.9%

 61,155

 Monsanto Co.

 $

 4,285,131

 Gold - 1.4%

 108,330

 Newmont Mining Corp.

 $

 6,500,883

 Industrial Gases - 2.8%

 120,470

 Praxair, Inc.

 $

 12,878,243

 Specialty Chemicals - 1.7%

 138,300

 Ecolab, Inc.

 $

 7,995,123

 Total Materials

 $

 31,659,380

 Capital Goods - 8.0%

 Aerospace & Defense - 3.1%

 198,255

 United Technologies Corp.

 $

 14,490,458

 Industrial Conglomerates - 3.1%

 175,245

 3M Co.

 $

 14,322,774

 Trading Companies & Distributors - 1.8%

 44,000

 W.W. Grainger, Inc.

 $

 8,236,360

 Total Capital Goods

 $

 37,049,592

 Transportation - 2.5%

 Air Freight & Couriers - 2.5%

 159,130

 United Parcel Service, Inc.

 $

 11,646,725

 Total Transportation

 $

 11,646,725

 Consumer Services - 3.1%

 Restaurants - 3.1%

 308,800

 Starbucks Corp.

 $

 14,207,888

 Total Consumer Services

 $

 14,207,888

 Media - 1.1%

 Movies & Entertainment - 1.1%

 140,900

 The Walt Disney Co.

 $

 5,283,750

 Total Media

 $

 5,283,750

 Retailing - 4.3%

 Apparel Retail - 4.3%

 425,840

 Ross Stores, Inc.

 $

 20,240,175

 Total Retailing

 $

 20,240,175

 Food & Drug Retailing - 2.4%

 Drug Retail - 2.4%

 272,600

 CVS/Caremark Corp.

 $

 11,116,628

 Total Food & Drug Retailing

 $

 11,116,628

 Food Beverage & Tobacco - 11.3%

 Soft Drinks - 7.3%

 261,790

 Coca-Cola Co.

 $

 18,317,446

 52,600

 Fomento Economico Mexicano SA de C.V.

 3,666,746

 178,700

 PepsiCo, Inc.

 11,856,745

 $

 33,840,937

 Tobacco - 4.0%

 238,600

 Phillip Morris International

 $

 18,725,328

 Total Food Beverage & Tobacco

 $

 52,566,265

 Household & Personal Products - 1.9%

 Household Products - 1.9%

 133,400

 Procter & Gamble Co. *

 $

 8,899,114

 Total Household & Personal Products

 $

 8,899,114

 Health Care Equipment & Services - 7.1%

 Health Care Equipment - 4.9%

 198,645

 Baxter International, Inc.

 $

 9,828,955

 222,800

 Covidien Ltd.

 10,028,228

 44,440

 Edwards Lifesciences Group Corp. *

 3,141,908

 $

 22,999,091

 Health Care Services - 2.2%

 132,800

 DaVita, Inc. *

 $

 10,067,568

 Total Health Care Equipment & Services

 $

 33,066,659

 Pharmaceuticals & Biotechnology - 5.8%

 Biotechnology - 0.6%

 86,000

 Vertex Pharmaceuticals, Inc. *

 $

 2,856,060

 Life Sciences Tools & Services - 2.2%

 227,430

 Thermo Fisher Scientific, Inc. *

 $

 10,227,527

 Pharmaceuticals - 3.0%

 157,100

 Allergan, Inc.

 $

 13,783,954

 Total Pharmaceuticals & Biotechnology

 $

 26,867,541

 Diversified Financials - 1.2%

 Specialized Finance - 1.2%

 47,965

 Intercontinental Exchange, Inc. *

 $

 5,782,181

 Total Diversified Financials

 $

 5,782,181

 Insurance - 1.3%

 Property & Casualty Insurance - 1.3%

 312,630

 Progressive Corp. *

 $

 6,099,411

 Total Insurance

 $

 6,099,411

 Software & Services - 18.7%

 Data Processing & Outsourced Services - 6.3%

 385,310

 Western Union Co.

 $

 7,035,761

 59,220

 MasterCard, Inc.

 22,078,400

 $

 29,114,161

 Internet Software & Services - 4.7%

 33,830

 Google Inc. *

 $

 21,850,797

 Systems Software - 7.7%

 792,090

 Microsoft Corp.

 $

 20,562,656

 605,720

 Oracle Corp.

 15,536,718

 $

 36,099,374

 Total Software & Services

 $

 87,064,332

 Technology Hardware & Equipment - 10.1%

 Communications Equipment - 4.2%

 317,600

 Juniper Networks Inc. *

 $

 6,482,216

 239,210

 Qualcomm, Inc.

 13,084,787

 $

 19,567,003

 Computer Hardware - 5.9%

 67,415

 Apple Inc. *

 $

 27,303,075

 Total Technology Hardware & Equipment

 $

 46,870,078

 Semiconductors - 1.7%

 Semiconductor Equipment - 1.7%

 188,100

 ASM Lithography Holdings NV

 $

 7,860,699

 Total Semiconductors

 $

 7,860,699

 TOTAL COMMON STOCKS

 (Cost  $347,415,899)

 $

 453,115,192

 TOTAL INVESTMENT IN SECURITIES - 97.3%

 (Cost  $347,415,899) (a)

 $

 453,115,192

 OTHER ASSETS AND LIABILITIES - 2.7%

 $

 12,646,732

 TOTAL NET ASSETS - 100.0%

 $

 465,761,924

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At December 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $348,551,821 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 113,433,743

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (8,870,372)

 Net unrealized gain

 $

 104,563,371

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
453,115,192

$
-

$
-

$
453,115,192

 Temporary Cash Investments

-

-

-

-

 Repurchase Agreements

-

-

-

-

 Money Market Mutual Funds

-

-

-

-

 Total

$
453,115,192

$
-

$
-

$
453,115,192

 Pioneer Multi-Asset Floating Rate Fund

 Schedule of Investments  12/31/11

 Principal

 Amount ($)

 Floating

 Rate (d)

 S&P/Moody's

 Ratings

 Value

 ASSET BACKED SECURITIES - 15.2%

 150,000

 AA+ / A2

 American Express Credit Account Master Trust, 0.91875%, 5/15/15

 $

 150,144

 109,504

 A / Baa3

 American General Mortgage Loan Trust, 4.69%, 4/25/33

 104,485

 242,131

 BBB / Aaa

 AmeriCredit Automobile Receivables Trust, 0.22505%, 10/6/13

 241,530

 745,357

 BBB / Aaa

 AmeriCredit Automobile Receivables Trust, 1.46%, 11/6/13

 745,506

 172,413

 0.43

 AAA / Aaa

 Ameriquest Mortgage Securities, Floating Rate Note, 8/25/35

 162,087

 203,294

 AAA / Aa1

 Ameriquest Mortgage Securities, Inc. 0.5625%, 11/25/34

 182,852

 620,000

 AAA / Aaa

 BA Credit Card Trust, 0.3183%, 11/17/14

 619,879

 28,544

 AAA / Aaa

 Bayview Financial Acquisition Trust 6.129%, 5/28/37

 28,511

 100,000

 AAA / Baa2

 Bayview Financial Acquisition Trust 6.205%, 5/28/37

 97,001

 9,616

 AAA / NR

 Bear Stearns Asset Backed Securities Trust .68725%, 8/25/34

 8,486

 161,897

 AAA / Aaa

 Capital Auto Receivables Asset Trust, 5.42%, 12/15/14

 164,588

 31,026

 AAA / Aaa

 CarMax Auto Owner Trust, 1.4865%, 2/15/13

 31,071

 610,000

 AAA / Aaa

 CarMax Auto Owner Trust, 5.81%, 12/16/13

 626,890

 26,484

 AAA / A1

 Chase Funding Mortgage Loan Asset-Backed Certificates, 0.92725%, 10/25/32

 21,826

 250,000

 AAA / Aaa

 Chesapeake Funding LLC, 1.4846%, 4/7/24

 249,998

 344,876

 AAA / Aaa

 Chesapeake Funding LLC, 1.9365%, 9/15/21

 345,943

 200,000

 AA / Aa2

 Chesapeake Funding LLC, 1.9365%, 9/15/21

 201,476

 250,000

 AA+ / Aaa

 Chrysler Financial Auto Securitization Trust 6.25%, 5/8/14

 250,273

 500,000

 AAA / Aaa

 Citibank Omni Master Trust, 2.2865%, 5/16/16

 503,071

 55,519

 NR / Aa2

 Conseco Financial Corp 7.05%, 1/15/19

 55,957

 11,823

 A / Baa3

 Countrywide Asset-Backed Certificates, 0.235%, 8/25/34

 11,690

 36,387

 AAA / A1

 Countrywide Asset-Backed Certificates, 0.5526%, 6/25/33

 30,935

 91,825

 0.63

 AAA / Baa2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 86,824

 78,402

 0.63

 A / Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/37

 74,522

 82,037

 BBB / Baa3

 Countrywide Home Equity Loan Trust, 0.5371%, 11/15/28

 77,963

 67,266

 AA / Aaa

 CPS Auto Trust, 5.25%, 12/16/13

 67,378

 130,346

 AA- / B2

 Credit-Based Asset Servicing and Securitization LLC, 1.1126%, 11/25/33

 108,275

 6,907

 AAA / Aaa

 Daimler Chrysler Auto Trust, 5.28%, 3/8/13

 6,913

 4,324

 AAA / NR

 Delta Funding Home Equity Loan Trust, 7.04%, 6/25/27

 4,447

 1,008,377

 AAA / Aaa

 Discover Card Master, 1.549%, 2/17/15

 1,007,614

 200,000

 BBB- / Baa3

 Dominos Pizza Master Issuer,  5.261%, 4/25/37

 200,800

 12,225

 AAA / NR

 DT Auto Owner Trust, 0.99%, 12/17/12

 12,224

 33,973

 NR / NR

 DT Auto Owner Trust, 2.98%, 10/15/15

 34,136

 46,037

 A- / Baa1

 Equivantage Home Equity Loan Trust, 8.05%, 3/25/28

 45,557

 19,070

 0.33

 B- / Ba3

 First Franklin Mortgage Loan A, Floating Rate Note, 8/25/36

 18,975

 300,000

 AAA / Aa2

 First NLC Trust, 0.74719%, 9/25/35

 280,480

 12,608

 AAA / Aaa

 Ford Credit Auto Owner Trust, 4.37%, 10/15/12

 12,629

 250,000

 AAA / Aaa

 Ford Credit Floorplan Master Owner Trust, 0.88%, 9/15/15

 249,567

 310,000

 AAA / Aaa

 Ford Credit Floorplan Master Owner Trust, 1.7933%, 9/15/14

 312,336

 325,000

 AAA / Aaa

 Ford Credit Floorplan Master Owner Trust, 1.8365%, 12/15/14

 328,487

 250,000

 NR / Aaa

 GE Dealer Floorplan Master Note Trust, 0.00001%, 7/20/16

 249,677

 165,215

 AA+ / Aaa

 GE Business Loan Trust, 0.6165%, 4/15/31

 157,214

 250,000

 AAA / Aaa

 Golden Credit Card Trust, 0.64472%, 10/15/15

 250,000

 35,558

 NR / Ba1

 Greenpoint Manufactured Housing, 7.59%, 11/15/28

 36,030

 306,659

 AAA / Aa2

 GSAA Trust, 0.55725%, 9/25/34

 271,910

 137,851

 A / NR

 GSAMP Trust, 0.54472%, 5/25/36

 113,366

 407,304

 AAA / Aaa

 GSAMP Trust, 0.81%, 3/25/34

 396,732

 31,419

 AAA / Aaa

 Harley-Davidson Motorcycle Trust, 5.12%, 8/15/13

 31,606

 508,632

 0.40

 AAA / A1

 Home Equity Asset Trust, Floating Rate Note, 7/25/36

 487,234

 500,000

 AAA / Aaa

 Hyundai Floorplan Owner Master Trust, 1.5283%, 11/17/14

 500,949

 334,022

 AAA / Aaa

 Indymac Residential, 0.59722%, 8/25/35

 322,902

 106,481

 B / A2

 IXIS Real Estate Capital Trust, 0.5526%, 2/25/36

 91,801

 282,242

 AAA / Aaa

 Keycorp Student Loan Trust, 0.5521%, 10/28/41

 264,074

 250,000

 BBB+ / Ba3

 Madison Avenue Manufactured Housing, 2.4626%, 3/25/32

 220,781

 81,775

 AA / Aa2

 Marriott Vacation Club Owner Trust, 5.442%, 10/20/28

 83,094

 37,280

 A / A2

 Marriott Vacation Club Owner Trust, 5.691%, 10/20/28

 37,675

 212,124

 BBB+ / Baa2

 Marriott Vacation Club Owner Trust, 6.205%, 10/20/27

 211,683

 135,073

 AAA / B1

 Morgan Stanley Home Equity Loan Trust, 0.5326%, 9/25/35

 102,875

 200,000

 NR / A1

 Navistar Financial Corp Owner Trust, 4.08%, 3/19/18

 200,586

 250,000

 NR / Aaa

 Navistar Financial Dealer Note Master Trust, 1.19322%, 11/25/16

 250,455

 250,000

 AAA / Aaa

 Navistar Financial Dealer Note Master Trust, 1.63725% 10/26/15

 251,407

 8,780

 AAA / Aaa

 Nelnet Student Loan Trust, 0.2965%, 6/22/17

 8,780

 101,800

 AAA / Aa1

 New Century Home Equity Loan Trust, 0.5126%, 6/25/35

 99,597

 11,563

 AAA / Aaa

 Nissan Auto Receivables Owner Trust, 4.28%, 6/16/14

 11,579

 122,206

 0.49

 AAA / Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 111,613

 37,482

 AAA / Ba3

 Residential Asset Mortgage Products, Inc., 5.06%, 6/25/32

 36,590

 18,020

 AAA / Aa3

 Residential Asset Securities Corp., 0.4126%, 12/25/35

 17,791

 158,532

 A / NR

 Santander Drive Auto Receivables Trust, 1.89%, 5/15/13

 156,594

 72,460

 BBB / NR

 Santander Drive Auto Receivables Trust, 3.35%, 6/15/17

 71,373

 184,818

 AAA / A2

 Sierra Receivables Funding Co. LLC, 0.33625%, 5/20/18

 180,938

 291,490

 A+ / Baa3

 Sierra Receivables Funding Co., 1.18625%, 9/20/19

 276,008

 149,262

 AAA / Aaa

 SLM Student Loan Trust, 0.40375%, 4/25/19

 148,965

 255,618

 AAA / Aaa

 SLM Student Loan Trust, 0.653%, 7/27/20

 255,209

 39,405

 B+ / Baa2

 Structured Asset Securities Corp., 4.51%, 2/25/35

 39,300

 179,236

 AAA / Aaa

 SVO VOI Mortgage Corp., 5.25%, 2/20/21

 183,241

 327,447

 AAA / Aaa

 Volkswagen Auto Loan Enhanced Trust, 1.9305%, 10/20/14

 328,147

 300,000

 AA / A3

 World Financial Network Credit Card Master Trust, 0.3965%, 2/15/17

 294,794

 $

 14,515,896

 TOTAL ASSET BACKED SECURITIES

 (Cost  $12,971,021)

 $

 14,515,896

 COLLATERALIZED MORTGAGE OBLIGATIONS - 11.8%

 20,401

 AAA / Aaa

 Adjustable Rate Mortgage Trust, 0.4926%, 6/25/35

 19,629

 58,316

 AAA / Aaa

 Adjustable Rate Mortgage, 0.9526%, 3/25/35

 $

 57,283

 100,000

 AAA / Aaa

 Arkle Master Issuer, 1.7135%, 5/17/60

 99,757

 49,548

 BB / B2

 Banc of America Fund, 0.2658%, 5/20/47

 48,589

 123,567

 AAA / Baa2

 Bear Stearns Asset Backed, 1.28725%, 10/25/33

 110,456

 183,590

 AAA / A3

 CC Mortgage Funding Corp., .51725%, 1/25/35

 118,075

 89,119

 AAA / Baa3

 CC Mortgage Funding Corp., 0.48725%, 8/25/35

 55,857

 161,627

 AAA / NR

 Citigroup Mortgage, 6.5%, 6/25/16

 165,256

 121,870

 AAA / Aaa

 Countrywide Alternative Loan Trust, Floating Rate Note, 10/25/34

 114,157

 73,552

 AAA / Aaa

 Countrywide Alternative Loan Trust, Floating Rate Note, 2/25/33

 70,279

 109,040

 AAA / Baa3

 Countrywide Alternative Loan Trust, Floating Rate Note, 3/25/34

 103,419

 90,333

 AAA / Ba1

 Countrywide Alternative Loan Trust, Floating Rate Note, 9/25/34

 86,295

 430,885

 BB+ / NR

 Countrywide Home Loan Mortgage Pass Through Trust, 5.25%, 1/25/35

 430,241

 324,433

 AAA / Aaa

 Credit Suisse First Boston Mortgage Securities Corp., 5.065%, 8/15/38

 330,257

 94,933

 1.59

 AA+ / Aa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 90,422

 119,288

 AAA / Aaa

 Crusade Global Trust, 0.33475%, 4/19/38

 113,476

 309,492

 0.55

 AAA / A2

 Global Mortgage Sec, Floating Rate Note, 11/25/32

 286,570

 28,862

 AAA / Aaa

 GS Mortgage Securities Corp II, 7.12%, 11/18/29

 29,155

 612,512

 AAA / Aaa

 GS Mortgage Securities Corp II, 7.12%, 11/18/30

 607,454

 82,640

 AAA / Aaa

 GS Mortgage Securities Corp II, 7.12%, 11/18/31

 83,353

 156,730

 AAA / NR

 GSR Mortgage Loan Trust, 2.5125%, 8/25/33

 141,856

 224,216

 0.52

 AAA / BB

 GSR Mortgage Loan Trust, Floating Rate Note, 9/25/35

 195,099

 250,000

 AAA / Aaa

 Holmes Master Issuer, 1.678%, 10/15/54

 249,390

 410,652

 1.01

 AAA / A1

 Impac CMB Trust, Floating Rate Note, 10/25/34

 353,791

 47,098

 0.44

 AAA / Aaa

 Impac Securities Assets Corp., Floating Rate Note, 11/25/34

 41,653

 118,599

 0.49

 AAA / Aaa

 Impac Securities Assets Corp., Floating Rate Note, 5/25/36

 99,522

 256,608

 AAA / Baa2

 JP Morgan Mortgage Trust, 4.479228%, 2/25/35

 254,147

 104,089

 0.75

 AAA / Aa3

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33

 100,650

 7,357

 AAA / NR

 MASTR Asset Securitization Trust, 4.75%, 1/25/14

 7,468

 708,165

 AAA / Aaa

 Mellon Residential Funding Corp., 0.7233%, 6/15/30

 619,242

 37,260

 0.52

 AAA / Baa2

 MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29

 31,517

 211,173

 0.55

 AAA / Baa3

 MMLC 2004-E A1, Floating Rate Note, 11/25/29

 186,642

 100,000

 BBB+ / A3

 Morgan Stanley Capital I, .798%, 12/15/20

 88,750

 295,980

 AAA / NR

 Morgan Stanley Capital I, 4.882%, 8/13/42

 298,597

 529,233

 BBB- / Baa3

 Morgan Stanley Capital, 0.779% 12/15/20

 511,783

 100,000

 BBB- / Baa2

 Morgan Stanley Capital, 0.919% 12/15/20

 87,750

 134,515

 AAA / NR

 Morgan Stanley Capital, 5.606%, 6/11/42

 135,114

 312,740

 AAA / Aaa

 Nomura Asset Acceptance Corp., 2.456%, 12/25/34

 286,484

 100,000

 AAA / Aaa

 Permanent Master Issuer Plc, 1.428%, 7/15/42

 99,626

 120,212

 5.45

 AAA / B2

 RALI 2004-QS16 1A1, Floating Rate Note, 12/25/34

 121,572

 118,119

 0.75

 AAA / Baa1

 Residential Accredit Loans Inc., Floating Rate Note, 10/25/17

 111,016

 45,339

 0.84

 AAA / Baa2

 Residential Accredit Loans Inc., Floating Rate Note, 4/25/34

 41,386

 111,421

 0.75

 AAA / Ba1

 Residential Accredit, Floating Rate Note, 1/25/34

 106,325

 210,082

 AAA / NR

 Residential Asset Securities, 0.66%, 5/25/33

 187,059

 400,000

 NR / Aaa

 Salomon Brothers Mortgage Securities VII, Inc., 7.0722%, 5/18/32

 411,064

 354,956

 0.47

 AAA / Baa3

 SEMT 2004-10 A2 , Floating Rate Note, 11/20/34

 289,971

 295,264

 AAA / B1

 Sequoia Mortgage Trust, 0.41625%, 2/20/35

 230,636

 280,449

 AAA / Baa1

 Sequoia Mortgage Trust, 0.45625%, 1/20/35

 213,019

 184,172

 AAA / A3

 Sequoia Mortgage Trust, 0.74969%, 1/20/35

 141,553

 330,735

 AAA / Baa3

 Sequoia Mortgage Trust, 1.816457%, 8/20/34

 298,449

 182,907

 0.49

 AAA / Ba3

 Sequoia Mortgage Trust, Floating Rate Note, 3/20/35

 143,138

 461,841

 AAA / A3

 Structured Adjustable Rate Mortgage Loan Trust, 2.4313%, 3/25/34

 406,941

 226,672

 AAA / Baa1

 Structured Asset Securities Corp., 2.5615%, 7/25/33

 186,080

 452,439

 AAA / A3

 Structured Asset Securities Corp., 2.6671%, 10/25/33

 402,007

 442,092

 AAA / B2

 Thornburg Mortgage Securities Trust, 1.7542%, 3/25/44

 372,273

 158,818

 NR / NR

 Vericrest Opportunity Loan Transferee, 5.926%, 12/26/50

 159,017

 49,289

 CCC / B1

 Wells Fargo Mortgage Backed Securities Trust, 6.0%, 8/25/36

 48,930

 97,533

 2.77

 NR / Ba3

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 1/25/35

 80,283

 138,155

 5.03

 NR / Ba2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 4/25/35

 131,577

 75,680

 AAA / A3

 Wells Fargo Mortgage Backed Securities Trust, Pass Through Certificates, 2.607%, 1/25/33

 67,348

 195,510

 AA / NR

 Wells Fargo Mortgage Backed Securities Trust, Pass Through Certificates, 2.73272%, 1/25/35

 176,920

 $

 11,135,625

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $14,688,647)

 $

 11,135,625

 COMMERCIAL BACKED SECURITIES - 4.6%

 95,695

 AAA / Aaa

 Banc of America Commercial Mortgage, Inc., 5.381%, 1/15/49

 $

 95,573

 147,000

 AAA / Aaa

 Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.309%, 6/11/35

 147,527

 125,000

 AAA / Aa1

 Bank of America Commercial Mortgage, Inc., 6.349%, 6/11/35

 125,420

 6,337

 NR / Aaa

 Bear Stearns Commercial Mortgage Securities, 4.24%, 8/13/39

 6,379

 103,463

 NR / Aaa

 Bear Stearns Commercial Mortgage Securities, 4.8%, 1/12/41

 104,761

 144,167

 AAA / Aaa

 Commercial Mortgage Pass Through Certificates, 0.31875%, 12/15/20

 140,843

 251,777

 A+ / A1

 Commercial Mortgage Pass Through Certificates, 0.39875%, 6/15/22

 243,546

 99,766

 AAA / Aaa

 Commercial Mortgage Pass Through Certificates, 0.538%, 11/15/17

 92,351

 178,582

 AA- / Aa1

 Commercial Mortgage Pass Through Certificates, 0.57705%, 11/15/17

 163,522

 188,408

 NR / Aaa

 Commercial Mortgage Pass Through Certificates, 5.248%, 12/10/46

 188,932

 150,000

 BBB+ / A2

 Credit Suisse Mortgage Capital Certificates, 0.318%, 2/15/22

 137,250

 353,839

 AAA / Aaa

 Credit Suisse Mortgage Capital Certificates, 5.799487%, 9/15/39

 355,381

 65,126

 A / NR

 First Union Commercial Mortgage Securities, Inc., 7.0%, 12/18/14

 65,820

 172,866

 AAA / Aaa

 First Union-Lehman Brothers- Bank of America, 6.778%, 11/18/35

 176,770

 33,386

 NR / NR

 GMAC Commercial Mortgage Securities, Inc., 4.76%, 8/10/38

 33,420

 150,669

 NR / NR

 GMAC Commercial Mortgage Securities, Inc., 6.02%, 5/15/33

 154,707

 50,885

 AAA / Aaa

 Greenwich Capital Commercial Funding Co., 5.117%, 4/10/37

 51,108

 200,000

 A- / Aa3

 JP Morgan Chase Commercial Mortgage Securities Corp., 0.34205%, 5/15/47

 182,185

 214,966

 NR / Ba1

 JP Morgan Chase Commercial Mortgage Securities Corp., 0.5465%, 11/15/18

 188,141

 350,000

 BBB+ / Baa1

 JP Morgan Chase Commercial Mortgage Securities Corp., 4.65%, 7/15/28

 342,767

 400,632

 NR / Aa3

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.1690%, 5/12/35

 409,241

 44,230

 NR / Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.45%, 12/12/43

 44,645

 119,466

 A- / Aa4

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.801644%, 6/15/49

 120,793

 257,000

 NR / Aa2

 JP Morgan Chase Commercial Mortgage Securities Corp., 6.45%, 5/12/34

 252,540

 30,866

 AAA / NR

 LB-UBS Commercial Mortgage Trust, 4.071%, 9/15/26

 31,034

 46,748

 AAA / Aaa

 LB-UBS Commercial Mortgage Trust, 4.647%, 7/15/30

 46,953

 96,746

 AAA / Aaa

 LB-UBS Commercial Mortgage Trust, 4.83% 11/15/27

 98,136

 605

 AAA / Aaa

 LB-UBS Commercial Mortgage Trust, 5.532%, 3/15/32

 604

 164,015

 AAA / Aaa

 Merrill Lynch Commercial Mortgage, Inc., 5.693%, 6/12/50

 164,846

 40,000

 AAA / NR

 Morgan Stanley Dean Witter Capital I, 5.93%, 12/15/33

 40,239

 137,000

 AAA / Aaa

 Morgan Stanley Dean Witter Capital I, 6.64%, 4/15/34

 137,173

 45,000

 BB- / NR

 Morgan Stanley Dean Witter Capital I, 7.696%, 2/15/33

 44,131

 $

 4,386,738

 TOTAL COMMERCIAL BACKED SECURITIES

 (Cost  $6,266,415)

 $

 4,386,738

 CORPORATE BONDS - 19.4%

 Energy - 1.0%

 Oil & Gas Exploration & Production - 0.2%

 150,000

 A / Aa3

 Ras Laffan LNG 3, 4.5%, 9/30/12 (144A)

 $

 152,325

 Oil & Gas Refining & Marketing - 0.2%

 150,000

 BBB / Baa2

 Valero Energy Corp., 6.875%,  4/15/12

 $

 152,438

 Oil & Gas Storage & Transportation - 0.6%

 200,000

 BBB- / Baa3

 Energy Transfer Partners LP, 5.65%, 8/1/12

 $

 204,334

 250,000

 BBB / Baa2

 Kinder Morgan Energy Partners LP, 7.125%, 3/15/12

 252,857

 150,000

 BBB- / Baa3

 Plains All American Pipeline LP / PAA Finance Corp., 4.25%, 9/1/12

 153,010

 $

 610,201

 Total Energy

 $

 914,964

 Transportation - 0.3%

 Railroads - 0.3%

 235,000

 BBB / Baa3

 CSX Corp., 6.3%, 3/15/12

 $

 237,342

 Total Transportation

 $

 237,342

 Consumer Durables & Apparel - 0.1%

 Household Appliances - 0.1%

 100,000

 BBB- / Baa3

 Whirlpool Corp., 8.0%, 5/1/12

 $

 102,231

 Total Consumer Durables & Apparel

 $

 102,231

 Media - 0.1%

 Broadcasting - 0.1%

 60,000

 BBB+ / Baa1

 Comcast Corp., 9.8%, 2/1/12

 $

 60,398

 Total Media

 $

 60,398

 Food Beverage & Tobacco - 1.1%

 Packaged Foods & Meats - 0.4%

 439,000

 BBB- / Baa2

 Kraft Foods, Inc., 6.25%, 6/1/12

 $

 448,562

 Tobacco - 0.6%

 575,000

 BBB / WR

 UST Inc., 6.625%, 7/15/12

 $

 591,472

 Total Food Beverage & Tobacco

 $

 1,040,034

 Banks - 4.7%

 Diversified Banks - 2.2%

 400,000

 AA / Aaa

 Cooperative Central, 0.453%, 7/25/13

 $

 398,212

 300,000

 AA- / Aa2

 HSBC Bank Plc, 0.64975%, 1/18/13

 298,884

 105,000

 A- / A1

 HSBC Holdings Plc, 5.25%, 12/12/12

 107,049

 400,000

 AA- / Aa1

 Royal Bank of Canada, 0.40175%, 3/8/13

 400,086

 125,000

 AA- / Aa2

 Svenska Handelsbanken AB, 2.875%, 9/14/12

 126,182

 200,000

 AA- / Aaa

 Toronto-Dominion Bank/The, 0.54605%, 7/14/14

 199,782

 128,000

 0.58

 A / A3

 Wachovia Corp, Floating Rate Note, 10/28/15

 116,414

 100,000

 0.47

 A+ / A2

 Wachovia Corp, Floating Rate Note, 8/1/13

 98,966

 365,000

 AA / Aa2

 Westpac Banking Corp., 1.0395%, 12/9/13

 362,945

 $

 2,108,520

 Regional Banks - 2.4%

 400,000

 BBB+ / A2

 American Express Bank FSB, 0.31555%, 5/29/12

 $

 399,694

 100,000

 A / A2

 BB&T Corp., 0.97275%, 4/28/14

 98,757

 200,000

 A / A2

 BB&T Corp., 4.75%, 4/28/15

 205,043

 378,000

 A / A2

 BB&T Corp., 3.85%, 7/27/12

 384,167

 100,000

 BBB- / Baa2

 North Fork Bancorporation, Inc., 5.875%, 8/15/12

 101,982

 120,000

 A / A3

 PNC Funding Corp., 5.5%, 9/28/12

 123,282

 100,000

 0.48

 A / A3

 PNC Funding Corp., Floating Rate Note, 1/31/14

 97,930

 350,000

 0.45

 A+ / Aa3

 State Street Bank and Trust Co., Floating Rate Note, 12/8/15

 332,133

 450,000

 BBB+ / Baa1

 State Street Capital, 8.25%, 1/29/49

 442,679

 100,000

 A+ / Aa3

 US Bank NA/Cincinnati OH, 0.56075%, 10/14/14

 97,719

 $

 2,283,386

 Total Banks

 $

 4,391,906

 Diversified Financials - 8.1%

 Asset Management & Custody Banks - 0.3%

 200,000

 A+ / Aa2

 Bank of New York Mellon Corp., 0.523%, 7/28/14

 $

 196,639

 100,000

 A+ / Aa2

 Bank of New York Mellon Corp., 4.5%, 4/1/13

 104,306

 $

 300,945

 Consumer Finance - 1.7%

 200,000

 B+ / B1

 Ally Financial, Inc., 6.8750%, 8/28/12

 $

 202,500

 280,000

 B+ / B1

 Ally Financial, Inc., 7.0%, 2/1/12

 280,700

 100,000

 BBB+ / A2

 American Express Credit Corp., 1.91375%, 6/19/13

 100,185

 300,000

 A+ / A1

 American Honda Finance Corp., 0.63825%, 11/7/12

 300,461

 200,000

 A+ / A1

 American Honda Finance Corp., 0.72944%, 11/20/12

 200,172

 375,000

 BBB / Baa1

 Capital One Financial Corp., 4.8%, 2/21/12

 376,308

 100,000

 B+ / B1

 GMAC LLC, 6.875%, 8/28/12

 101,016

 $

 1,561,342

 Diversified Finance Services - 3.2%

 400,000

 BBB+ / Baa1

 Citigroup, Inc., 5.625%, 8/27/12

 $

 406,041

 100,000

 AA+ / Aaa

 General Electric Cap, 0.3525%, 9/21/12

 100,152

 300,000

 AA+ / Aa2

 General Electric Capital Corp., 1.309%, 9/23/13

 297,656

 300,000

 AA+ / Aa3

 General Electric Capital Corp., 1.23361%, 1/7/14

 295,583

 $

 1,099,432

 Investment Banking & Brokerage - 2.9%

 9,000

 A / Aa3

 Bear Stearns Co., Inc., 5.35%, 2/1/12

 $

 9,031

 400,000

 A / Aa3

 Bear Stearns Cos LLC, 0.99275%, 10/28/14

 388,776

 200,000

 A / Aa3

 Bear Stearns Cos LLC, 2.19417%, 8/10/12

 201,986

 300,000

 A- / A1

 Goldman Sachs Group, Inc., 6.6%, 1/15/12

 300,396

 100,000

 A- / A1

 Goldman Sachs Group, Inc., 5.45%,  11/1/12

 101,698

 200,000

 A- / A1

 Goldman Sachs Group, Inc., 1.3105%, 2/7/14

 186,940

 100,000

 A- / A1

 Goldman Sachs Group, Inc., 3.625%, 8/1/12

 100,602

 200,000

 BBB / Baa2

 Jefferies Group, Inc., 7.75%, 3/15/12

 203,000

 175,000

 A- / Baa1

 Merrill Lynch & Co. Inc., 6.05%, 8/15/12

 177,527

 300,000

 A- / A2

 Morgan Stanley Co., 1.23285%, 4/29/13

 282,715

 100,000

 A- / A2

 Morgan Stanley Co., Floating Rate Note, 5/14/13

 96,022

 200,000

 4.76

 B+ / NR

 Wells Fargo & Co., 5.25%, 10/23/12

 207,015

 $

 2,255,708

 Total Diversified Financials

 $

 5,217,427

 Pharmaceuticals & Biotechnology - 0.1%

 Life Sciences - 0.1%

 115,000

 A / Baa2

 Agilent Technologies, Inc., 4.45%, 9/14/12

 $

 117,251

 Insurance - 5.8%

 Life & Health Insurance - 0.9%

 250,000

 A / Baa2

 Prudential Financial, Inc., 3.625%, 9/17/12

 $

 253,876

 200,000

 A / Baa3

 Pricoa Global Funding, 0.52806%, 1/30/12

 199,907

 400,000

 BBB- / NR

 Vita Capital IV Ltd., 3.136967%, 1/15/16

 399,520

 $

 853,303

 Multi-Line Insurance - 0.4%

 225,000

 AA- / Aa3

 Metropolitan Life Global Funding I, 1.0395%, 1/10/14

 $

 224,764

 200,000

 AA- / Aa3

 Metropolitan Life Global Funding I, 2.5%, 1/11/13

 202,423

 $

 427,187

 Property & Casualty Insurance - 0.4%

 420,000

 BBB+ / Baa2

 XL Capital Finance Europe Plc, 6.5%, 1/15/12

 $

 420,510

 Reinsurance - 4.0%

 250,000

 BB / NR

 Atlas V Capital Ltd., 11.87211%, 2/24/12

 $

 252,950

 250,000

 7.19

 BB+ / NR

 Blue Fin Ltd., Floating Rate Note, 4/10/12

 248,450

 250,000

 B+ / NR

 Calabash Re Ltd., 15.44575%, 6/15/12

 263,425

 250,000

 NR / NR

 Compass Re Ltd., 0.0%, 1/8/15

 249,325

 250,000

 6.65

 BB / NR

 East Lane Re Ltd., 0.0%, 3/13/15

 257,075

 250,000

 BB / NR

 Ibis Re Ltd., 11.2775%,  5/10/12

 256,900

 250,000

 6.07

 BB / NR

 Lodestone Re Ltd., 0.0%, 1/8/14

 246,325

 250,000

 9.79

 BB- / NR

 Loma Reinsurance Ltd., Floating Rate Note, 12/21/12

 256,750

 252,338

 BB+ / NR

 Long Point Reinsurance Ltd., 0.0%, 12/24/12

 250,550

 250,000

 12.25

 BB / NR

 Mystic Re, Floating Rate Note, 3/20/12

 254,275

 250,000

 4.76

 B+ / NR

 Queen Street III Capital, 0.0%, 7/28/14

 247,700

 250,000

 0.08

 BB- / NR

 Queen Street IV Capital Ltd., 0.0%, 4/9/15

 243,525

 250,000

 0.82

 BB / NR

 Residential Reinsurance 2010 L, Floating Rate Note, 6/6/13 (144A)

 252,575

 250,000

 12.55

 B+ / NR

 Residential Reinsurance Ltd., Floating Rate Note, 6/6/12

 259,350

 250,000

 5.01

 B / NR

 Successor X Ltd., Floating Rate Note, 2/25/14

 250,300

 $

 3,789,475

 Total Insurance

 $

 5,490,475

 Telecommunication Services - 0.5%

 Integrated Telecom Services - 0.2%

 200,000

 BBB+ / Baa1

 Telefonica Emisiones SAU, 0.603%, 2/4/13

 $

 192,308

 Wireless Telecommunication Services - 0.3%

 300,000

 A- / A2

 Cellco Partnership / Verizon Wireless Capital LLC, 5.25%, 2/1/12

 $

 301,034

 Total Telecommunication Services

 $

 493,342

 Utilities - 2.6%

 Electric Utilities - 1.0%

 225,000

 BBB / A3

 Columbus Southern Power Co., 0.64525%, 3/16/12

 $

 224,770

 200,000

 A- / A3

 Duke Energy Corp., 6.25%, 1/15/12

 200,318

 250,000

 A+ / A1

 NSTAR Electric Co., 4.875% 10/15/12

 258,106

 250,000

 A- / A2

 The Southern Co., 5.3% 1/15/12

 250,359

 $

 933,553

 Multi-Utilities - 1.6%

 500,000

 A- / A3

 Consolidated Edison, 5.625%, 7/1/12

 $

 511,686

 300,000

 A- / Baa2

 Dominion Resources, Inc., 5.7%,  9/17/12

 310,059

 175,000

 A- / Baa2

 Dominion Resources, Inc., 6.25%, 6/30/12

 179,606

 490,000

 BBB+ / Baa1

 MidAmerican Energy Holdings Co., 5.95%, 5/15/37

 495,740

 $

 1,497,091

 Total Utilities

 $

 2,430,644

 TOTAL CORPORATE BONDS

 (Cost  $18,413,041)

 $

 20,496,014

 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 20.7%

 28,128

 AAA / Aaa

 Fannie Mae Pool, 2.417%, 9/1/32

 $

 29,431

 34,548

 AAA / Aaa

 Fannie Mae Pool, 2.42%, 2/1/34

 34,993

 26,400

 AAA / Aaa

 Fannie Mae Pool, 2.487%, 11/1/23

 27,122

 19,024

 AAA / Aaa

 Fannie Mae Pool, 2.487%, 11/1/23

 19,174

 34,450

 AAA / Aaa

 Fannie Mae Pool, 2.648%, 10/1/32

 36,392

 37,156

 AAA / Aaa

 Fannie Mae Pool, 5.667%, 1/1/48

 39,352

 21,588

 AAA / Aaa

 Fannie Mae Pool, 7.0%, 10/1/17

 23,271

 50,073

 AA+ / NR

 Fannie Mae Prepayment Link Note, 4.45%, 8/25/12

 50,943

 741,896

 NR / NR

 Fannie Mae REMICS, 0.65722%, 11/25/29

 741,988

 64,605

 NR / NR

 Fannie Mae REMICS, 0.75%, 7/18/27

 64,888

 583,103

 NR / NR

 Fannie Mae REMICS, 0.52%, 3/25/28

 571,324

 74,230

 NR / NR

 Fannie Mae REMICS, 0.6126%, 8/25/33

 74,247

 299,900

 NR / NR

 Fannie Mae REMICS, 0.80722%, 3/25/35

 299,888

 276,505

 NR / NR

 Fannie Mae REMICS, 0.80722%, 4/25/35

 276,441

 88,458

 NR / NR

 Fannie Mae REMICS, 0.7625%, 2/25/17

 88,662

 218,237

 NR / NR

 Fannie Mae REMICS, 7.0%, 4/25/36

 224,063

 1,274,196

 NR / NR

 Fannie Mae REMICS, 0.7625%, 2/25/17

 1,284,000

 179,759

 NR / NR

 Fannie Mae REMICS, 0.744%, 12/25/30

 180,726

 68,819

 NR / NR

 Fannie Mae REMICS, 3.5%, 12/25/31

 70,823

 25,653

 NR / NR

 Fannie Mae REMICS, 4.0%, 12/25/29

 25,728

 1,182

 NR / NR

 Fannie Mae REMICS, 4.36%, 2/25/17

 1,181

 552,141

 NR / NR

 Fannie Mae REMICS, 6.0%, 3/25/35

 583,766

 37,109

 NR / NR

 Fannie Mae REMICS, 6.0%, 6/25/17

 37,084

 394,148

 NR / NR

 Fannie Mae REMICS, 6.25%, 6/25/44

 396,045

 19,580

 NR / NR

 Fannie Mae REMICS, 8.0%, 3/25/17

 19,615

 268,749

 NR / NR

 Freddie Mac REMICS, 0.53705%, 5/15/29

 268,783

 519,226

 NR / NR

 Freddie Mac REMICS, 0.60722%, 12/15/20

 519,750

 107,667

 NR / NR

 Freddie Mac REMICS, 0.6865%, 12/15/32

 107,964

 948,588

 NR / NR

 Freddie Mac REMICS, 0.69789%, 6/15/23

 950,761

 864,247

 NR / NR

 Freddie Mac REMICS, 0.49789%, 7/15/21

 863,811

 370,400

 NR / NR

 Freddie Mac REMICS, 1.2283%, 10/15/31

 378,427

 1,389,431

 NR / NR

 Freddie Mac REMICS, 0.8283%, 2/15/33

 1,395,935

 1,281,041

 NR / NR

 Freddie Mac REMICS, 0.6783%, 1/15/33

 1,282,145

 1,620,431

 NR / NR

 Freddie Mac REMICS, 0.6783%, 6/15/33

 1,620,419

 184,830

 NR / NR

 Freddie Mac REMICS, 0.63705%, 12/15/32

 185,106

 3,594

 NR / NR

 Freddie Mac REMICS, 2.87%, 12/15/16

 3,593

 25,901

 NR / NR

 Freddie Mac REMICS, 3.76%, 3/15/29

 25,995

 8,479

 NR / NR

 Freddie Mac REMICS, 5.0%, 11/15/28

 8,507

 188,587

 AA+ / Aaa

 Freddie Mac REMICS, 5.0%, 12/15/29

 190,228

 3,753

 NR / NR

 Freddie Mac REMICS, 5.5%, 7/15/28

 3,751

 231,748

 AAA / NR

 Fannie Mae Whole Loan, 3.17454%, 6/25/35

 241,271

 202,885

 AAA / NR

 Fannie Mae Whole Loan, 3.49029%, 4/25/45

 205,759

 100,000

 AA+ / Aaa

 Federal Farm Credit Bank, 0.23%, 10/15/13

 99,856

 250,000

 AA+ / Aaa

 Federal Home Loan Banks, 0.125%, 7/2/12

 249,974

 400,000

 AA+ / Aaa

 Federal Home Loan Banks, 0.205%, 7/24/12

 400,094

 450,000

 AA+ / Aaa

 Federal Home Loan Banks, 0.25%, 5/2/13

 450,081

 200,000

 AA+ / Aaa

 Federal Home Loan Banks, 0.26%, 6/7/13

 200,005

 500,000

 AA+ / Aaa

 Federal Home Loan Banks, 0.22%, 1/25/13

 500,082

 300,000

 AA+ / Aaa

 Federal National Mortgage Association, 0.27%, 11/23/12

 300,224

 300,000

 AA+ / Aaa

 Federal National Mortgage Association, 0.31%, 9/13/12

 300,277

 14,280

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 1/1/29

 15,179

 14,616

 AAA / Aaa

 Freddie Mac Gold Pool, 7.0%, 6/1/14

 15,468

 17,325

 AAA / Aaa

 Freddie Mac Non Gold Pool, 2.523%, 10/1/23

 18,220

 17,535

 AAA / Aaa

 Freddie Mac Non Gold Pool, 2.861%, 11/1/33

 18,575

 9,692

 AAA / Aaa

 Freddie Mac Non Gold Pool, 4.603%, 6/1/35

 10,255

 21,543

 AAA / Aaa

 Ginnie Mae II pool, 2.375%, 1/20/22

 22,273

 1,555,468

 AAA / Aaa

 Government National Mortgage Association, 0.50022%, 9/16/31

 1,556,857

 1,331,144

 AAA / Aaa

 Government National Mortgage Association, 0.53485%, 1/20/33

 1,332,690

 92,140

 NR / Aaa

 NCUA Guaranteed Notes, 0.7999%, 12/8/20

 92,485

 250,000

 AA+ / Aaa

 U.S. Treasury Notes, 0.5%, 11/30/12

 250,801

 250,000

 AA+ / Aaa

 U.S. Treasury Notes, 0.625%, 12/31/12

 251,172

 $

 19,537,920

 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS

 (Cost  $29,911,923)

 $

 19,537,920

 FOREIGN GOVERNMENT BONDS - 0.6%

 AUD

 100,000

 A / A1

 Export-Import Bank of Korea, 1.2995%, 3/13/12

 $

 99,941

 436,000

 AA- / Aa1

 Province of Ontario, 0.7075%, 5/22/12

 436,658

 $

 536,599

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $536,800)

 $

 536,599

 MUNICIPAL BONDS - 0.2%

 General - 0.2%

 200,000

 A+ / A1

 New Jersey Economic Development Authority, 1.247%, 6/15/13

 $

 200,044

 TOTAL MUNICIPAL BONDS

 (Cost  $200,380)

 $

 200,044

 SENIOR FLOATING RATE LOAN INTEREST - 6.0%

 Energy - 0.1%

 Integrated Oil & Gas - 0.1%

 86,027

 4.50

 NR / NR

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 $

 85,812

 Total Energy

 $

 85,812

 Materials - 0.8%

 Diversified Chemical - 0.1%

 124,621

 3.75

 NR / NR

 Ashland, Inc., Term B Loan, 5/31/18

 $

 125,273

 Diversified Metals & Mining - 0.2%

 149,625

 7.50

 NR / NR

 Suncoke Energy, Inc., Tranche B Term Loan, 7/21/18

 $

 147,755

 Paper Packaging - 0.2%

 148,125

 4.75

 NR / NR

 Sealed Air Corp., Tranche B Term Loan, 5/31/18

 $

 149,884

 Paper Products - 0.0%

 49,750

 6.50

 NR / NR

 Exopack Holding Corp., Term Loan B, 5/6/17

 $

 48,506

 Specialty Chemicals - 0.3%

 200,000

 5.75

 B+ / Ba2

 Harko C.V. (OM Group), Term B Dollar Loan, 7/5/17

 $

 199,500

 125,000

 5.00

 NR / NR

 PolyOne Corp., Loan, 9/30/17

 125,416

 $

 324,916

 Total Materials

 $

 796,334

 Capital Goods - 0.4%

 Aerospace & Defense - 0.2%

 175,000

 5.75

 NR / NR

 DigitalGlobe Inc., Term Loan, 9/21/18

 $

 172,375

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 149,625

 5.50

 BB / Ba2

 Terex Corp., U.S. Term Loan, 4/28/17

 $

 150,435

 Industrial Machinery - 0.1%

 95,493

 5.50

 BB- / NR

 Xerium Technologies, Inc., Initial U.S. Term Loan, 5/4/17

 $

 94,419

 Total Capital Goods

 $

 417,229

 Commercial Services & Supplies - 0.2%

 Environmental & Facilities Services - 0.2%

 198,998

 4.75

 NR / NR

 Waste Industries USA, Term Loan B , 2/23/17

 $

 195,515

 Total Commercial Services & Supplies

 $

 195,515

 Consumer Services - 0.4%

 Hotels, Resorts & Cruise Lines - 0.2%

 160,000

 5.25

 B / NR

 NPC international, Inc., Term Loan, 11/7/18

 $

 160,000

 Leisure - 0.2%

 150,000

 3.25

 BB+ / B1

 Six Flags Entertainment Corp., Tranche B Term  Loan, 11/23/18

 $

 149,531

 Total Consumer Services

 $

 309,531

 Transportation - 0.2%

 Trucking - 0.2%

 150,000

 6.25

 BB / Ba1

 Avis Budget Group Inc., Tranche B Term Loan, 6/13/18

 $

 151,172

 Total Transportation

 $

 151,172

 Automobiles & Components - 0.3%

 Auto Parts & Equipment - 0.1%

 81,368

 3.50

 BBB- / Baa3

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 $

 81,233

 100,000

 4.25

 NR / NR

 Pinafore LLC / Pinafore, Inc., Term B-1 Loan, 9/21/16

 99,844

 $

 181,077

 Automobile Manufacturers - 0.1%

 99,500

 6.00

 NR / NR

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 94,401

 Total Automobiles & Components

 $

 275,478

 Consumer Services - 0.7%

 Casinos & Gaming - 0.5%

 99,749

 4.00

 BB+ / Ba3

 Ameristar Casinos, Inc., B Term Loan, 4/16/18

 $

 99,832

 140,000

 6.00

 BB- / Ba3

 Boyd Gaming Corp., Increased Term Loan, 12/17/15

 139,125

 111,473

 3.75

 BBB- / Ba1

 Penn National Gaming, Inc., Term B Facility, 6/29/18

 111,986

 99,171

 3.29

 BBB- / Ba1

 Scientific Games Corp., Tranche B-1 Term Loan, 6/30/15

 97,312

 $

 448,255

 Restaurants - 0.2%

 185,967

 4.27

 NR / NR

 DineEquity, Inc., Term B-1 Loan, 10/31/17

 $

 183,689

 Total Consumer Services

 $

 631,944

 Media - 0.4%

 Broadcasting - 0.2%

 145,000

 6.27

 BB / Ba1

 Entercom Communications Corp., Term B Loan, 11/7/18

 $

 145,242

 Publishing - 0.2%

 99,749

 4.50

 NR / NR

 Interactive Data Corp., Term B Loan, 1/31/18

 $

 98,917

 51,678

 3.00

 BB+ / Ba1

 Sinclair Broadcast Group, Inc., Freedom Incremental Tranche B Term Loan, 10/29/16

 51,677

 48,322

 2.50

 BB+ / Ba1

 Sinclair Broadcast Group, Inc., New Tranche B Term Loan, 10/29/16

 48,321

 $

 198,915

 Total Media

 $

 344,157

 Food Beverage & Tobacco - 0.1%

 Packaged Foods & Meats - 0.0%

 75,000

 4.50

 BB / Ba2

 B&G Foods Inc., Tranche B Term  Loan, 10/28/18

 $

 75,305

 Total Food Beverage & Tobacco

 $

 75,305

 Health Care Equipment & Services - 1.1%

 Health Care Equipment - 0.1%

 75,000

 7.00

 BB- / Ba2

 Kinetic Concepts Inc., Dollar Term B-1 Loan, 1/12/18

 $

 75,604

 Health Care Facilities - 0.3%

 149,621

 6.50

 B+ / B1

 Ardent Medical Services, Term Loan, 9/15/15

 $

 148,686

 75,000

 4.50

 BB- / Ba3

 Health Management Associates Inc., Term B Loan, 11/1/18

 74,737

 99,750

 5.50

 BB- / Ba3

 Select Medical Holdings Corp., Tranche B Term Loan, 4/25/18

 95,427

 $

 318,850

 Health Care Services - 0.1%

 124,063

 6.75

 NR / NR

 inVentiv Health, Inc., Term B-3 Loan, 6/24/18

 $

 119,100

 Health Care Supplies - 0.3%

 224,438

 7.25

 NR / NR

 Immucor Inc., Term B Loan, 7/2/18

 $

 226,027

 Health Care Technology - 0.3%

 200,000

 6.75

 NR / NR

 Emdeon, Inc., Term B Loan, 8/3/18

 $

 201,969

 95,108

 5.25

 NR / NR

 MedAssets, Inc., Term Loan, 11/15/16

 94,930

 $

 296,899

 Total Health Care Equipment & Services

 $

 1,036,480

 Pharmaceuticals & Biotechnology - 0.5%

 Biotechnology - 0.4%

 200,000

 6.75

 NR / NR

 Alkermes, Inc., Term Loan (First Lien), 6/9/17

 $

 199,000

 99,248

 5.50

 NR / NR

 Aptalis Pharma, Inc., Term Loan, 1/25/17

 97,759

 125,000

 6.00

 NR / NR

 Grifols, Inc., U.S. Tranche B Term Loan, 6/4/16

 124,883

 $

 421,642

 Pharmaceuticals - 0.1%

 62,607

 4.00

 NR / NR

 Endo Pharmaceuticals Holdings, Term Loan B 2011, 4/14/18

 $

 62,717

 Total Pharmaceuticals & Biotechnology

 $

 484,359

 Diversified Financials - 0.6%

 Diversified Finance Services - 0.6%

 215,000

 6.00

 BB- / B2

 Preferred Proppants, Term B Loan, 12/15/16

 $

 210,163

 248,750

 4.00

 NR / Baa3

 RPI Finance Trust, 6.75 Year Term Loan, 4/13/18

 247,429

 100,000

 5.25

 NR / NR

 Ship Luxco 3 (Worldpay), Facility B2A, 8/6/17

 99,000

 $

 556,592

 Total Diversified Financials

 $

 556,592

 Retailing - 0.1%

 Apparel  - 0.1%

 130,000

 4.50

 B / NR

 Lord & Taylor LLC, Term Loan, 12/2/18

 $

 129,675

 Total Retailing

 $

 129,675

 Software & Services - 0.3%

 Application Software - 0.1%

 96,110

 6.50

 BB- / Ba2

 Allen Systems Group, Inc., Term B Loan, 11/22/15

 $

 95,390

 Data Processing & Outsourced Services - 0.1%

 99,750

 5.00

 NR / NR

 NeuStar Inc., Term Advance, 10/11/18

 $

 99,999

 IT Services - 0.1%

 100,000

 3.50

 BB/ Ba3

 VeriFone Systems, Inc., Term B Loan, 11/14/18

 100,063

 Total Software & Services

 $

 295,452

 Semiconductors - 0.3%

 Semiconductor Equipment - 0.1%

 99,750

 4.00

 BB+ / Ba3

 Sensata Technologies BV, Term Loan, 4/29/18

 $

 99,002

 Semiconductors - 0.2%

 198,998

 5.75

 NR / NR

 Microsemi Corp., Term Loan B, 2/2/18

 $

 199,496

 Total Semiconductors

 $

 298,498

 Telecommunication Services - 0.1%

 Wireless Telecommunication Services - 0.1%

 124,688

 4.50

 NR / NR

 Cellular South, Inc., Term Loan, 6/16/17

 $

 124,064

 Total Telecommunication Services

 $

 124,064

 Utilities - 0.3%

 Electric Utilities - 0.1%

 96,366

 5.75

 NR / NR

 Equip Power Resources Corp., Term B Facility, 1/26/18

 $

 91,547

 Independent Power Producer & Energy Traders - 0.2%

 99,250

 4.25

 BB+ / Ba1

 AES Corp/The, Initial Term Loan, 5/17/18

 $

 99,295

 99,500

 4.00

 BB+ / Baa3

 NRG Energy Inc., Term Loan, 5/5/18

 99,438

 $

 198,733

 Total Utilities

 $

 290,280

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost  $5,617,762)

 $

 6,497,877

 TEMPORARY CASH INVESTMENTS - 9.8%

 Repurchase Agreement - 8.2%

 7,700,000

 JPMorgan, Inc., 0.03%, dated 12/30/11, repurchase price of $7,700,000 plus accrued interest on 1/3/12 collateralized by $7,863,052 Federal

 National Mortgage Association (ARM), 1.356-6.409%, 10/1/18-11/1/41

 $

 7,700,000

 Total Repurchase Agreement

 (Cost  $7,700,000)

 $

 7,700,000

 Certificates of Deposit - 1.6%

 300,000

 AA- / NR

 Bank of Nova Scotia/Houston, 0.55219%, 3/12/12

 $

 299,926

 140,000

 AA- / Aa1

 Bank of Nova Scotia/Houston, 0.5755%, 10/18/12

 140,227

 100,000

 AA- / NR

 Bank of Nova Scotia/Houston, 0.58075%, 2/15/13

 99,969

 300,000

 AA- / NR

 Bank of Nova Scotia/Houston, 0.69139%, 8/9/12

 300,279

 300,000

 AA- / NR

 Nordea Bank Finland Plc, 0.741%, 4/5/13

 297,918

 200,000

 AA- / Aa1

 Royal Bank of Canada, 0.47%, 9/10/12

 199,965

 300,000

 AA- / NR

 Svenska Handelsbanken/New York, 0.41575%, 3/29/12

 299,907

 250,000

 AA- / Aaa

 Toronto-Dominion Bank/NY, 0.42583%, 10/19/12

 249,982

 Total Certificates of Deposit

 $

 1,888,173

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $9,290,000)

 $

 9,588,173

 TOTAL INVESTMENT IN SECURITIES - 92.0%

 (Cost  $87,182,948) (a)

 $

 86,894,886

 OTHER ASSETS AND LIABILITIES - 8.0%

 $

 7,528,978

 TOTAL NET ASSETS - 100.0%

 $

 94,423,864

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Rating withdrawn by either S&P or Moody's.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At December 31, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $53,187,786 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 126,892

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (414,954)

 Net unrealized loss

 $

 (288,062)

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 AUD

 Australian Dollar

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (see Note 1A) are categorized as Level 3.

 The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
14,515,896

$
-

$
14,515,896

 Collateralized Mortgage Obligations

-

11,135,625

-

11,135,625

 Corporate Bonds

-

20,496,014

-

20,496,014

 U.S. Government Agency Obligations

-

19,537,920

-

19,537,920

 Foreign Government Bonds

-

536,599

-

536,599

 Municipal Bonds

-

200,044

-

200,044

 Senior Floating Rate Loan Interests

-

6,497,877

-

6,497,877

 Temporary Cash Investments

-

9,588,173

-

9,588,173

 Money Market Mutual Funds

-

-

-

-

 Total

$
-

$
82,508,148

$
-

$
82,508,148

 Other Financial Instruments*

$
(188
)

$
-

$
-

$
(188
)

 * Other Financial Instruments include futures contracts

 Pioneer Absolute Return Credit Fund

 Schedule of Investments  12/31/2011

 Principal

 Amount ($)

 Floating

 Rate (d)

 S&P/Moody's

 Ratings

 Value

 CONVERTIBLE CORPORATE BONDS - 4.2%

 Energy - 0.9%

 Coal & Consumable Fuels - 0.3%

 223,000

 CCC+ / B2

 James River Coal Co., 3.125%, 3/15/18

 $

 131,013

 Oil & Gas Equipment And Services - 0.1%

 100,000

 BB / NR

 Exterran Holdings Inc., 4.25%, 6/15/14

 $

 88,750

 Oil & Gas Exploration & Production - 0.4%

 100,000

 BB+ / Ba3

 Chesapeake Energy Corp., 2.5% 5/15/37

 $

 89,125

 100,000

 BB+ / Ba3

 Chesapeake Energy Corp., 2.25%, 12/15/38

 82,500

 $

 171,625

 Total Energy

 $

 391,388

 Capital Goods - 0.7%

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 100,000

 NR / NR

 Greenbrier Cos, Inc., 3.5%, 4/1/18

 $

 96,875

 100,000

 B / B1

 Navistar International Corp., 3.0%, 10/15/14

 107,750

 $

 204,625

 Electrical Component & Equipment - 0.2%

 100,000

 B / B2

 General Cable Corp., 4.5%, 11/15/29

 $

 94,625

 Total Capital Goods

 $

 299,250

 Health Care Equipment & Services - 0.4%

 Health Care Equipment - 0.1%

 100,000

 NR / NR

 NuVasive, Inc., 2.75%, 7/1/17

 $

 72,875

 Health Care Technology - 0.2%

 100,000

 NR / NR

 WebMD Health Corp 2.25%, 3/31/16

 $

 96,000

 Total Health Care Equipment & Services

 $

 168,875

 Pharmaceuticals & Biotechnology - 0.3%

 Biotechnology - 0.3%

 130,000

 NR / NR

 PDL BioPharma Inc 3.75%, 5/1/15

 $

 130,163

 Total Pharmaceuticals & Biotechnology

 $

 130,163

 Software & Services - 0.4%

 Application Software - 0.4%

 175,000

 NR / NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 176,969

 Total Software & Services

 $

 176,969

 Technology Hardware & Equipment - 0.3%

 Electronic Components - 0.3%

 180,000

 BB+ / NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41

 $

 126,000

 Total Technology Hardware & Equipment

 $

 126,000

 Semiconductors

 Semiconductor Equipment - 0.5%

 125,000

 BB+ / Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 117,813

 100,000

 NR / NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 119,750

 $

 237,563

 Semiconductors - 0.6%

 50,000

 A- / NR

 Intel Corp., 2.95%, 12/15/35

 $

 52,063

 30,000

 A- / A2

 INTEL Corp., 3.25%, 8/1/39

 37,575

 150,000

 NR / NR

 Renesola Ltd., 4.125%, 3/15/18

 71,063

 150,000

 NR / NR

 SunPower Corp., 4.75%, 4/15/14

 130,688

 $

 291,389

 Total Semiconductors

 $

 528,952

 Telecommunication Services - 0.2%

 Communication Equipment - 0.1%

 100,000

 B / NR

 Ciena Corp., 0.875%, 7/15/17

 $

 75,750

 Total Telecommunication Services

 $

 75,750

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost  $2,131,280)

 $

 1,897,347

 Shares

 PREFERRED STOCKS - 1.2%

 Banks - 0.2%

 Diversified Banks - 0.2%

 100

 Wells Fargo & Co., 7.5%, 12/31/49

 $

 105,600

 Total Banks

 $

 105,600

 Diversified Financials - 0.7%

 Consumer Finance - 0.4%

 100

 Ally Financial, Inc., 7.0%, 12/31/49

 $

 71,684

 5,000

 GMAC Capital Trust I, 8.125%, 2/15/40

 96,700

 $

 168,384

 Diversified Finance Services - 0.3%

 5,125

 Citigroup Capital XIII, 7.875%, 10/30/40

 $

 133,558

 Total Diversified Financials

 $

 301,942

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.2%

 4,400

 Qwest Corp., 7.375%, 6/1/51

 $

 116,776

 Total Telecommunication Services

 $

 116,776

 TOTAL PREFERRED STOCKS

 (Cost  $553,949)

 $

 524,318

 Principal

 Amount ($)

 ASSET BACKED SECURITIES - 1.3%

 Banks - 0.9%

 Thrifts & Mortgage Finance - 0.9%

 85,000

 BB- / A2

 Bear Stearns Asset Backed Securities Trust, 1.244%, 10/25/34

 $

 57,199

 125,000

 A / B2

 Citicorp Residential Mortgage Securities, Inc., 5.892%, 3/25/37

 114,125

 82,415

 A / B2

 Citicorp Residential Mortgage Securities, Inc., 5.836%, 7/25/36

 82,126

 52,449

 4.46

 BBB / Ba1

 Countrywide Asset Backed Certificates, Floating Rate Note, 10/25/35

 50,667

 53,616

 2.59

 CCC / Caa3

 Lehman XS Trust, Floating Rate Note, 8/25/36

 23,619

 23,566

 BBB / NR

 Mid-State Trust, 7.0%, 12/15/45

 24,662

 38,378

 2.45

 B- / B3

 Residential Asset Securities, Floating Rate Note, 11/25/35

 33,908

 24,496

 B+ / Baa2

 Structured Asset Securities Corp., 4.51%, 2/25/35

 24,431

 $

 410,737

 Total Banks

 $

 410,737

 Diversified Financials - 0.2%

 Diversified Finance Services - 0.2%

 96,018

 BB / NR

 Sierra Receivables Funding Co., 9.31%, 7/20/28

 $

 96,001

 Total Diversified Financials

 $

 96,001

 Real Estate - 0.2%

 Mortgage Real Estate Investment Trust - 0.2%

 100,000

 NR / NR

 FREMF Mortgage Trust, 5.163344%, 9/25/45

 $

 90,543

 Total Real Estate

 $

 90,543

 Transportation - 0.5%

 Airlines - 0.5%

 150,000

 BBB- / Baa3

 American Airlines 2011-2 Class A Pass Through Trust, 8.625%, 10/15/21

 $

 153,000

 70,727

 BB / Ba2

 Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17

 69,043

 $

 222,043

 TOTAL ASSET BACKED SECURITIES

 (Cost  $585,770)

 $

 819,324

 COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7%

 Banks - 3.4%

 Thrifts & Mortgage Finance - 3.4%

 99,095

 BB / B2

 Banc of America Fund, 0.2658%, 5/20/47

 $

 97,178

 231,100

 A / NR

 Bank of America Funding Corp., 2.9272%, 11/20/34

 171,252

 200,000

 NR / Aa3

 Citigroup Commercial Mortgage Trust, 5.0331%, 9/20/51

 195,144

 86,695

 NR / Baa1

 Citigroup Mortgage, 6.75%, 8/25/34

 92,085

 83,926

 A+ / A1

 Commercial Mortgage Pass Through Certificates, 0.39875%, 6/15/22

 81,182

 100,000

 NR / Baa3

 Commercial Mortgage Pass Through Certificates 5.949%, 8/9/16

 99,913

 114,223

 AAA / Ba1

 Countrywide Alternative Loan Trust 5.75%, 3/25/34

 108,604

 100,000

 NR / NR

 GS Mortgage Securities Corp II 4.209%, 2/10/21

 94,790

 93,996

 CCC / NR

 GSR Mortgage Loan Trust 6%, 2/25/36

 85,663

 44,303

 2.58

 CCC / B1

 JP Morgan Mortgage Trust , Floating Rate Note, 11/25/35

 42,818

 21,802

 CC / Caa2

 Structured Asset Securities Corporation 6%, 8/25/35

 18,297

 117,000

 2.59

 CC / NR

 WaMu Mortgage Pass Through Certificate, 2.7653%, 9/25/35

 98,170

 97,092

 2.58

 CCC / NR

 WaMu Mortgage Pass Through Certificate, Floating Rate Note, 8/25/35

 86,581

 100,000

 NR / Ba2

 Wells Fargo Commercial Mortgage Trust 4%, 11/15/43

 60,807

 50,000

 5.91

 BBB / NR

 Wells Fargo Commercial Mortgage Trust 5.914%, 7/5/16

 50,864

 52,436

 2.85

 BBB- / B1

 Wells Fargo Mortgage Backed Se , Floating Rate Note, 10/25/35

 47,263

 26,379

 NR / B3

 Wells Fargo Mortgage Backed Securities Trust, 5.75% 5/25/36

 24,969

 49,289

 CCC / B1

 Wells Fargo Mortgage Backed Securities Trust, 6.0%, 8/25/36

 48,930

 50,000

 NR / Baa1

 WF-RBS Commercial Mortgage Trust, 5.4179%, 6/15/44

 40,384

 $

 1,544,894

 Total Banks

 $

 1,544,894

 Diversified Financials - 1.2%

 Consumer Finance - 0.1%

 75,738

 CCC / NR

 GMAC Mortgage Corp., Loan Trust, 4.9884%, 5/25/35

 $

 67,606

 Diversified Finance Services - 0.8%

 100,000

 5.57

 NR / Aa2

 DBUBS Mortgage Trust, Floating Rate Note, 7/10/21

 $

 95,456

 100,000

 BBB- / Baa2

 Morgan Stanley Capital, 0.919%, 12/15/20

 87,750

 105,000

 CCC+ / B2

 Morgan Stanley Capital I, 7.35%, 7/15/32

 107,195

 89,492

 AAA / NR

 Residential Accredit, 6.0%, 10/25/34

 90,595

 $

 380,996

 Investment Banking & Brokerage - 0.2%

 125,000

 5.76

 BB+ / A3

 Bear Stearns Commercial Mortgage Securities, 5.760%, 9/11/38

 $

 98,024

 Total Diversified Financials

 $

 546,626

 Real Estate - 0.1%

 Mortgage Real Estate Investment Trust - 0.1%

 67,469

 AAA / Caa1

 American Home Mortgage Investment, 2.45469%, 6/25/45

 $

 48,885

 Total Real Estate

 $

 48,885

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $2,159,165)

 $

 2,140,405

 CORPORATE BONDS - 54.5%

 Energy - 8.6%

 Coal & Consumable Fuels - 1.7%

 100,000

 B+ / B1

 Arch Coal, Inc., 7.0%, 6/15/19

 $

 102,000

 100,000

 B+ / B1

 Arch Coal, Inc., 7.25%, 6/15/21

 102,750

 250,000

 NR / B2

 James River Coal Co., 7.875%, 4/1/19

 188,750

 75,000

 B / B3

 Murray Energy Corp., 10.25%, 10/15/15

 74,438

 100,000

 BB+ / Ba1

 Peabody Energy Corp., 6.0%, 11/15/18

 102,000

 250,000

 B- / Caa1

 Xinergy Corp., 9.25%, 5/15/19

 211,250

 $

 781,188

 Oil & Gas Drilling - 0.4%

 100,000

 CCC+ / Caa2

 Ocean Rig UDW Inc., 9.5%, 4/27/16

 $

 91,250

 100,000

 B- / B3

 Offshore Group Investments, 11.5%, 8/1/15

 108,125

 $

 199,375

 Oil & Gas Equipment And Services - 0.9%

 100,000

 B+ / B2

 Calfrac Holdings LP, 7.5%, 12/1/20

 $

 97,500

 200,000

 B- / B3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16

 176,000

 100,000

 B- / Caa1

 Forbes Energy Services Ltd., 9.0%, 6/15/19

 93,500

 50,000

 BB / Ba3

 Oil States International, Inc., 6.5%, 6/1/19

 51,125

 $

 418,125

 Oil & Gas Exploration & Production - 4.0%

 175,000

 BB- / B1

 Bill Barrett Corp., 7.625%, 10/1/19

 $

 182,875

 100,000

 B- / Caa1

 Chaparral Energy, Inc., 8.25%, 9/1/21

 101,250

 100,000

 BB / B3

 Concho Resources, Inc., 6.5%, 1/15/22

 104,500

 100,000

 BB- / B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 111,750

 100,000

 B- / Caa1

 Energy Partners Ltd., 8.25%, 2/15/18

 95,500

 100,000

 NR / B3

 EV Energy Partners LP / EV Energy Finance Corp., 8.0%, 4/15/19

 101,750

 200,000

 CCC+ / Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 200,000

 100,000

 B- / Caa1

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19

 103,625

 100,000

 B+ / NR

 MIE Holdings Corp., 9.75%, 5/12/16

 89,000

 100,000

 BB- / B2

 Penn Virginia Corp., 7.25%, 4/15/19

 93,000

 100,000

 BBB+ / Baa3

 Petrohawk Energy Corp., 6.25%, 6/1/19

 110,000

 200,000

 B- / B3

 Quicksilver Resources Inc., 7.125%, 4/1/16

 199,000

 100,000

 B / Caa1

 Stone Energy Corp., 8.625%, 2/1/17

 102,000

 100,000

 B / Caa1

 Venoco, Inc., 8.875%, 2/15/19

 90,000

 100,000

 B / Caa1

 W&T Offshore, Inc., 8.5%, 6/15/19

 103,500

 $

 1,787,750

 Oil & Gas Refining & Marketing - 0.5%

 100,000

 BB / Ba3

 Coffeyville Resources LLC, 9.0%, 4/1/15

 $

 106,000

 100,000

 BBB / Baa2

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 107,014

 $

 213,014

 Oil & Gas Storage & Transportation - 1.1%

 100,000

 B+ / B1

 Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21

 $

 101,000

 100,000

 BB / Ba1

 Enterprise Products Operating, 7.0%, 6/1/67

 98,125

 200,000

 BBB / Baa2

 Kinder Morgan Energy Partners LP, 4.15%, 3/1/22

 203,427

 95,000

 BB / Ba3

 MarkWest Energy Part, 6.25%, 6/15/22

 99,275

 $

 501,827

 Total Energy

 $

 3,901,279

 Materials - 7.2%

 Aluminum - 0.3%

 150,000

 BBB- / Baa3

 Alcoa, Inc., 6.15%, 8/15/20

 $

 155,846

 Commodity Chemicals - 0.2%

 100,000

 CCC+ / B3

 Hexion US Finance Corp., 8.875%, 2/1/18 (144A)

 $

 93,750

 Diversified Chemical - 0.8%

 125,000

 BB- / Ba3

 Celanese US Holdings LLC, 5.875%, 6/15/21

 $

 129,063

 175,000

 CCC / Caa1

 Ineos Group Holdings Plc, 8.50%, 2/15/16 (144A)

 139,125

 100,000

 B / B2

 Kinove German Bondco GmbH, 9.625%, 6/15/18

 95,000

 $

 363,188

 Diversified Metals & Mining - 1.3%

 200,000

 BBB- / Baa3

 Gold Fields Orogen Holding BVI, 4.875%, 10/7/20

 $

 176,588

 200,000

 B- / B2

 Mirabela Nickel Ltd., 8.75%, 4/15/18

 179,500

 75,000

 BB- / B1

 Quadra FNX Mining Ltd., 7.75%, 6/15/19

 84,844

 200,000

 BB / Ba2

 Vedanta Resources Plc, 8.25%, 6/7/21

 155,000

 $

 595,932

 Metal & Glass Containers - 1.4%

 130,000

 B- / B2

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 131,950

 105,964

 B- / Caa1

 ARD Finance SA, 11.125%, 6/1/18

 90,599

 ERUO

 100,000

 B- / B3

 Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)

 111,944

 ERUO

 150,000

 BB- / Ba3

 Ardagh Packaging Finance Plc, 7.375%, 10/15/17

 190,240

 ERUO

 100,000

 BB+ / Ba2

 OI European Group BV, 6.75%,  9/15/20

 128,121

 $

 652,854

 Paper Packaging - 0.5%

 100,000

 B / B3

 Packaging Dynamics Corp., 8.75%, 2/1/16

 $

 100,000

 125,000

 BB / B1

 Sealed Air Corp., 8.125%, 9/15/19

 136,875

 $

 236,875

 Paper Products - 0.6%

 100,000

 B+ / B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 98,625

 100,000

 CCC+ / Caa1

 Exopack Holding Corp., 10.0%, 6/1/18

 100,000

 100,000

 B+ / B2

 Longview Fibre Paper, 8.0%, 6/1/16

 100,000

 $

 298,625

 Specialty Chemicals - 0.2%

 100,000

 BB- / Ba2

 Nova Chemicals Corp., 7.875%, 9/15/25

 $

 96,000

 Steel - 1.7%

 200,000

 BB / B2

 APERAM, 7.375%, 4/1/16

 $

 171,000

 150,000

 BBB- / Baa3

 ArcelorMittal, 5.5%, 3/1/21

 137,686

 100,000

 B+ / B3

 Essar Steel Algoma, Inc., 9.375%, 3/15/15

 97,000

 100,000

 B / B3

 JMC Steel Group, 8.25%, 3/15/18

 97,500

 200,000

 NR / B2

 Metinvest BV, 10.25%, 5/20/15

 188,460

 100,000

 NR / B2

 Metinvest BV, 8.75%, 2/14/18

 82,150

 $

 773,796

 Total Materials

 $

 3,266,866

 Capital Goods - 5.1%

 Aerospace & Defense - 0.2%

 100,000

 B- / B2

 DynCorp International, Inc., 10.375%, 7/1/17

 $

 87,000

 Building Products - 0.4%

 200,000

 BB+ / Ba3

 Building Materials Corp of America, 6.75%, 5/1/21

 $

 210,000

 Construction & Engineering - 0.8%

 200,000

 B+ / Ba3

 Abengoa Finance SAU, 8.875%, 11/1/17

 $

 200,000

 200,000

 B+ / Ba3

 Empresas ICA SAB de CV, 8.9%, 2/4/21

 179,000

 $

 379,000

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 100,000

 BB- / Ba2

 Boart Longyear Management, 7.0%, 4/1/21

 $

 101,500

 100,000

 B- / B2

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 96,250

 $

 197,750

 Electrical Component & Equipment - 0.4%

 100,000

 B / B3

 Coleman Cable Inc., 9.0%, 2/15/18

 $

 99,125

 100,000

 B / B2

 WireCo WorldGroup, 9.5%, 5/15/17

 100,500

 $

 199,625

 Industrial Conglomerates - 0.5%

 100,000

 B / NR

 Cia Latinoamericana de Infraestructura & Servicios SA, 9.5%, 12/15/16

 $

 88,000

 150,000

 CCC+ / B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 147,750

 $

 235,750

 Industrial Machinery - 1.2%

 100,000

 B / Caa1

 Liberty Tire Recycling, 11.0%, 10/1/16

 $

 99,750

 100,000

 CCC+ / Caa2

 Mueller Water Products, 7.375%, 6/1/17

 91,000

 200,000

 B+ / Aaa

 WPE International, 10.375%, 9/30/20

 178,000

 198,000

 B / B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 179,190

 $

 547,940

 Trading Companies & Distributors - 1.0%

 100,000

 B / B3

 ADS Tactical, Inc., 11.0%, 4/1/18

 $

 99,000

 100,000

 BBB- / BBB-

 Aviation Capital Group Corp., 6.75%, 4/6/21

 94,218

 170,000

 B / B2

 Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.25%, 1/15/19

 168,725

 100,000

 B- / B3

 Intcomex, Inc., 13.25%, 12/15/14

 94,660

 $

 456,603

 Total Capital Goods

 $

 2,313,668

 Commercial Services & Supplies - 0.7%

 Diversified Support Services - 0.5%

 225,000

 B+ / B1

 Iron Mountain, Inc., 7.75%, 10/1/19

 $

 237,656

 $

 237,656

 Environmental & Facilities Services - 0.2%

 100,000

 B- / B3

 WCA Waste Corp., 7.5%, 6/15/19

 $

 101,000

 Total Commercial Services & Supplies

 $

 338,656

 Transportation - 1.8%

 Airlines - 0.7%

 300,000

 B / NR

 TAM Capital 3, Inc., 8.375%, 6/3/21

 $

 303,000

 $

 303,000

 Airport Services - 0.4%

 98,010

 B / B2

 Aeropuertos Argentina 2000 SA ,10.75%, 12/1/20

 $

 100,338

 100,000

 B / B2

 Aguila 3 SA, 7.875%, 1/31/18

 97,000

 $

 197,338

 Marine - 0.2%

 100,000

 B+ / B3

 Navios South America Logisitcs Inc., 9.25%, 4/15/19

 $

 80,000

 Trucking - 0.5%

 150,000

 BBB- / Baa2

 Asciano Finance Ltd., 5.0%, 4/7/18

 $

 150,412

 100,000

 B / B3

 Syncreon Global Ireland Ltd., 9.5%, 5/1/18

 92,250

 $

 242,662

 Total Transportation

 $

 823,000

 Automobiles & Components - 1.3%

 Auto Parts & Equipment - 0.8%

 100,000

 CCC+ / Caa1

 Allison Transmission, Inc., 7.125%, 5/15/19

 $

 98,000

 100,000

 B / B1

 American Axle & Manufacturing, Inc., 7.75%, 11/15/19

 98,000

 100,000

 B / B3

 International Automotive Components Group SL, 9.125%, 6/1/18

 89,500

 100,000

 B+ / B2

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16

 96,250

 $

 381,750

 Automobile Manufacturers - 0.4%

 100,000

 NR / Ba1

 Automotores Gildemeister SA, 8.25%, 5/24/21

 $

 102,000

 100,000

 B / B2

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21

 91,000

 $

 193,000

 Total Automobiles & Components

 $

 574,750

 Consumer Durables & Apparel - 0.8%

 Homebuilding - 0.6%

 100,000

 BB- / Ba3

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 $

 97,250

 200,000

 NR / Ba3

 Urbi Desarrollos Urb, 9.5%, 1/21/20

 202,000

 $

 299,250

 Leisure Products - 0.2%

 EURO

 100,000

 CCC+ / Caa1

 Heckler & Koch GmbH, 9.5%, 5/15/18

 $

 82,179

 Total Consumer Durables & Apparel

 $

 381,429

 Consumer Services - 0.9%

 Casinos & Gaming - 0.7%

 EURO

 200,000

 8.25

 BB / Ba2

 Lottomatica SpA, Floating Rate Note, 3/31/66 (144A)

 $

 201,810

 100,000

 BB- / B1

 Scientific Games International Inc., 9.25%, 6/15/19 (144A)

 106,000

 $

 307,810

 Hotels, Resorts & Cruise Lines - 0.2%

 100,000

 B- / B3

 Seven Seas Cruises S de RL LLC /Old, 9.125%, 5/15/19

 $

 102,250

 Total Consumer Services

 $

 410,060

 Media - 2.6%

 Advertising - 0.1%

 100,000

 B- / Caa2

 Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18

 $

 73,750

 Broadcasting - 1.8%

 150,000

 BB- / B1

 CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 6/1/20

 $

 158,250

 100,000

 BB- / B1

 CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21

 101,250

 150,000

 CCC+ / B3

 Cumulus Media, Inc., 7.75%, 5/1/19

 133,125

 EURO

 300,000

 B / B1

 Nara Cable Funding Ltd., 8.875%, 12/1/18

 341,656

 100,000

 CCC+ / Caa2

 Univision Communications, Inc., 8.5%, 5/15/21

 91,000

 $

 825,281

 Movies & Entertainment - 0.4%

 100,000

 B- / B3

 Production Resource Group, Inc., 8.875%, 5/1/19

 $

 91,500

 100,000

 B- / B3

 Regal Entertainment Group, 9.125%, 8/15/18

 107,250

 $

 198,750

 Publishing - 0.2%

 100,000

 B / B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18

 $

 87,500

 Total Media

 $

 1,185,281

 Retailing - 0.5%

 Apparel Retail - 0.3%

 150,000

 B+ / B3

 Brown Shoe Co. Inc., 7.125%, 5/15/19

 $

 142,125

 Department Stores - 0.2%

 100,000

 B / NR

 Grupo Famsa SAB de C, 11.0%, 7/20/15

 $

 98,500

 Total Retailing

 $

 240,625

 Food Beverage & Tobacco - 1.2%

 Packaged Foods & Meats - 0.9%

 100,000

 B- / B3

 FAGE Dairy Industry, 9.875%, 2/1/20 (144A)

 $

 88,500

 100,000

 B+ / B1

 Marfrig Overseas Ltd., 9.5%, 5/4/20 (144A)

 74,000

 100,000

 B+ / B1

 Marfrig Holding Europe BV, 8.375%, 5/9/18

 73,500

 200,000

 B / B2

 Minerva Overseas II, 10.875%, 11/15/19 (144A)

 176,500

 $

 412,500

 Tobacco - 0.3%

 200,000

 B / B2

 Alliance One International Inc., 10.0%, 7/15/16

 $

 180,000

 Total Food Beverage & Tobacco

 $

 592,500

 Health Care Equipment & Services - 3.2%

 Health Care Facilities - 1.5%

 200,000

 B / B3

 Capella Healthcare, Inc., 9.25%, 7/1/17

 $

 203,000

 200,000

 B- / B3

 Kindred Healthcare, Inc., 8.25%, 11/15/18

 168,000

 195,000

 BB- / B1

 Tenet Healthcare Corp., 6.25%, 11/1/18

 198,413

 130,000

 B- / B3

 Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19

 124,800

 3,000

 CCC+ / Caa1

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

 1,875

 $

 696,088

 Health Care Services - 0.8%

 150,000

 B- / Caa1

 BioScrip, Inc., 10.25%, 10/1/15

 $

 148,125

 200,000

 CCC / Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 164,250

 75,000

 CCC+ / Caa1

 WP Rocket Merger Sub, 10.125%, 7/15/19

 70,688

 $

 383,063

 Health Care Supplies - 0.2%

 100,000

 B- / Caa1

 IVD Acquisition Corp., 11.125%, 8/15/19

 $

 103,500

 Health Care Technology - 0.6%

 200,000

 NR / Caa1

 Beagle Acquisition Corp., 11.0%, 12/31/19

 $

 209,250

 75,000

 B- / NR

 MedAssets, Inc., 8.0%, 11/15/18

 73,500

 $

 282,750

 Total Health Care Equipment & Services

 $

 1,465,401

 Pharmaceuticals & Biotechnology - 0.7%

 Biotechnology - 0.5%

 100,000

 B / Caa1

 ConvaTec Healthcare E SA, 10.5%, 12/15/18

 $

 89,250

 130,000

 B+ / B3

 Warner Chilcott Co. LLC, 7.75%, 9/15/18

 132,763

 $

 222,013

 Life Sciences Tools & Services - 0.2%

 100,000

 B / Caa1

 Catalent Pharma Solution, 9.5%, 4/15/17 (144A)

 $

 102,750

 Total Pharmaceuticals & Biotechnology

 $

 324,763

 Banks - 2.1%

 Diversified Banks - 0.4%

 100,000

 NR / Ba1

 Banco Industrial, 8.5%, 4/27/20

 $

 96,750

 100,000

 NR / Baa2

 BanColombia SA, 5.95%, 6/3/21

 100,375

 $

 197,125

 Regional Banks - 1.6%

 200,000

 BB / Baa3

 Capital One Capital VI, 8.875%, 5/15/40

 $

 207,578

 150,000

 BBB / Baa3

 PNC Financial Service, 6.75%, 7/29/49

 146,690

 400,000

 BBB+ / Baa1

 State Street Capital, 8.25%, 1/29/49

 393,492

 $

 747,760

 Total Banks

 $

 944,885

 Diversified Financials - 5.5%

 Consumer Finance - 1.4%

 205,000

 B+ / B1

 Ally Financial, Inc., 7.0%, 2/1/12

 $

 205,513

 200,000

 BB+ / Ba1

 Ford Motor Credit Co. LLC, 7.5%, 8/1/12

 206,424

 150,000

 B / B3

 Springleaf Finance Corp., 6.9%, 12/15/17

 108,000

 100,000

 NR / NR

 Tarjeta Naranja SA, 9.0%, 2/1/17

 94,230

 $

 614,167

 Diversified Finance Services - 1.0%

 150,000

 A- / A3

 Citigroup Inc., 5.375%, 8/9/20

 $

 154,241

 200,000

 A / Aa3

 JPMorgan Chase & Co., 4.35%, 8/15/21

 201,981

 100,000

 BBB / Baa1

 JPMorgan Chase & Co., 7.9%, 4/29/49

 106,469

 $

 462,691

 Investment Banking & Brokerage - 1.3%

 100,000

 5.79

 BB+ / Baa2

 Goldman Sachs Group Inc., Floating Rate Note, 6/1/43

 $

 61,500

 150,000

 A- / A1

 Goldman Sachs Group Inc., 5.25%, 7/27/21

 146,331

 100,000

 A- / A2

 Macquarie Bank Ltd., 6.625%, 4/7/21

 92,196

 150,000

 A- / Baa1

 Merrill Lynch & Co Inc., 6.05%, 8/15/12

 152,166

 150,000

 NR / Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21

 150,555

 $

 602,748

 Total Diversified Financials

 $

 1,679,606

 Insurance - 5.2%

 Insurance Brokers - 1.6%

 200,000

 CCC / Caa1

 Alliant Holdings Inc., 11.0%, 5/1/15 (144A)

 $

 206,000

 200,000

 CCC+ / Caa1

 Hub International Holdings, 10.25%, 6/15/15 (144A)

 198,500

 GBP

 100,000

 NR / B1

 Towergate Finance Plc, 8.5%, 2/15/18

 136,501

 100,000

 CCC / Caa1

 Usi Holdings Corp., 9.75%, 5/15/15 (144A)

 95,750

 100,000

 6.68

 CCC / B3

 Usi Holdings Corp., Floating Rate Note, 11/15/14

 91,250

 $

 728,001

 Life & Health Insurance - 0.4%

 150,000

 BBB+ / Baa3

 Prudential Financial, Inc., 8.875%, 6/15/38

 $

 171,750

 Multi-Line Insurance - 0.6%

 100,000

 BBB / Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 $

 91,257

 225,000

 7.00

 BB / Baa3

 Liberty Mutual Group, 7.0%, 3/15/37 (144A)

 189,000

 $

 280,257

 Property & Casualty Insurance - 0.7%

 100,000

 BBB- / Baa2

 OneBeacon US Holdings, Inc., 5.875%, 5/15/13

 $

 102,772

 100,000

 BB+ / Ba2

 White Mountains Group Ltd., 7.506%, 5/29/49

 91,104

 $

 193,876

 Reinsurance - 3.8%

 250,000

 NR / NR

 Compass Re Ltd., 0.0%, 1/8/15

 $

 249,325

 250,000

 6.07

 BB / NR

 Lodestone Re Ltd., 0.0%, 1/8/14

 246,325

 250,000

 0.08

 BB- / NR

 Queen Street IV Capital Ltd., 0.0%, 4/9/15

 243,525

 150,000

 BBB- / Baa3

 Reinsurance Group of America, Inc., 6.75%, 12/15/65

 130,038

 250,000

 B- / NR

 Successor X Ltd., 0.0%, 1/7/14

 252,300

 250,000

 NR / NR

 Successor X Ltd., Floating Rate Note, 2/25/14

 254,550

 200,000

 BBB / Baa2

 Validus Holdings Ltd., 8.875%, 1/26/40

 218,500

 150,000

 BBB- / Ba1

 XL Group Plc, 6.5%, 3/29/49

 117,375

 $

 1,711,938

 Total Insurance

 $

 3,085,822

 Real Estate - 0.7%

 Diversified Real Estate Investment Trust - 0.2%

 100,000

 BB- / Ba3

 CNL Income Properties, Inc., 7.25%, 4/15/19

 $

 92,500

 Specialized Real Estate Investment Trust - 0.5%

 100,000

 BB- / B2

 Sabra Health Care LP / Sabra Capital Corp., 8.125%, 11/1/18

 $

 101,000

 150,000

 BBB / Baa2

 Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21

 144,772

 $

 245,772

 Total Real Estate

 $

 338,272

 Software & Services - 0.2%

 Internet Software & Services - 0.2%

 100,000

 BB- / Ba2

 Equinix, Inc., 7.0%, 7/15/21

 $

 105,500

 Total Software & Services

 $

 105,500

 Technology Hardware & Equipment - 1.0%

 Communications Equipment - 0.6%

 260,000

 B / B3

 CommScope, Inc., 8.25%, 1/15/19

 $

 260,000

 Computer Storage & Peripherals - 0.4%

 200,000

 BB+ / Ba1

 Seagate HDD Cayman, 7.0%, 11/1/21

 $

 205,000

 Total Technology Hardware & Equipment

 $

 465,000

 Semiconductors

 Semiconductor Equipment - 0.2%

 100,000

 BB / Ba3

 Amkor Technology, Inc., 6.625%, 6/1/21

 $

 96,250

 Semiconductors - 0.0%

 50,000

 NR / NR

 JinkoSolar Holding Co. Ltd., 4.0%, 5/15/16

 $

 20,438

 Total Semiconductors

 $

 116,688

 Telecommunication Services - 2.2%

 Alternative Carriers - 0.2%

 100,000

 CCC+ / Caa1

 PAETEC Holding Corp., 9.5%, 7/15/15

 $

 104,750

 Integrated Telecommunication Services - 1.0%

 220,000

 B / B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 $

 219,450

 150,000

 BB / Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 148,500

 105,000

 B+ / Ba3

 Windstream Corp., 7.5%, 6/1/22

 104,738

 $

 472,688

 Wireless Telecommunication Services - 0.9%

 155,000

 NR / Ba3

 GTP Acquisition Partners I LLC, 7.628%, 6/15/16

 $

 151,500

 150,000

 B / B3

 Intelsat Jackson Holdings SA, 7.5%, 4/1/21

 151,688

 100,000

 B / B2

 MetroPCS Wireless, Inc., 7.875%, 9/1/18

 101,375

 $

 404,563

 Total Telecommunication Services

 $

 982,001

 Utilities - 1.9%

 Electric Utilities - 0.7%

 100,000

 B- / NR

 Cia de Transporte de Energia, 9.75%, 8/15/21

 $

 80,000

 150,000

 A- / A3

 Enel Finance International SA, 5.125%, 10/7/19 (144A)

 134,002

 100,000

 CCC / B2

 Texas Competitive Electric Holdings Co. LLC, 11.5%, 10/1/20

 84,875

 $

 298,877

 Independent Power Producer & Energy Traders - 1.2%

 100,000

 NR / B1

 Inkia Energy, Ltd., 8.375%, 4/4/21

 $

 99,500

 100,000

 BB- / B1

 NRG Energy, Inc., 8.5%, 6/15/19

 101,500

 150,000

 BB- / B1

 NRG Energy, Inc., 7.625%, 5/15/19

 147,000

 200,000

 BB- / B1

 NRG Energy, Inc., 7.625%, 9/1/20

 201,000

 $

 549,000

 Total Utilities

 $

 847,877

 TOTAL CORPORATE BONDS

 (Cost  $25,650,354)

 $

 24,383,929

 FOREIGN GOVERNMENT BONDS - 1.6%

 CAD

 500,000

 AAA / Aaa

 Canadian Government Bond, 4.0%, 6/1/41

 $

 644,734

 ARS

 100,000

 B / B3

 Provincia de Buenos Aires/ Argentina, 10.875%, 1/26/21

 75,250

 $

 719,984

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $687,322)

 $

 719,984

 MUNICIPAL BONDS - 1.8%

 Municipal  Airport - 0.3%

 150,000

 NR / NR

 Charlotte NC SPL Facs Rev, 5.60%, 7/1/27

 $

 130,709

 Municipal Development - 0.2%

 100,000

 NR / NR

 California State Enterprise Development Authority, 8.5%, 4/1/31

 $

 104,607

 Municipal General - 0.5%

 100,000

 BB+ / Ba1

 Central Texas Regional Mobility Authority, 6.75%, 1/1/41

 $

 100,166

 100,000

 A+ / A1

 New Jersey Transport Trust Fund Authority, 5.5%, 6/15/41

 110,141

 $

 210,307

 Municipal Medical - 0.6%

 100,000

 AA- / A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 106,946

 150,000

 A / NR

 New Hampshire Health, 6.5%, 1/01/41

 162,420

 $

 269,366

 Municipal Pollution - 0.2%

 100,000

 B+ / B1

 County of York SC, 5.7%, 1/1/24

 $

 94,541

 TOTAL MUNICIPAL BONDS

 (Cost  $765,641)

 $

 809,530

 SENIOR FLOATING RATE LOAN INTERESTS - 13.1%

 Energy - 0.7%

 Integrated Oil & Gas - 0.3%

 31,818

 7.75

 B+ / Caa3

 Big West Oil LLC, Term Loan, 3/31/16

 $

 31,527

 98,931

 4.50

 NR / NR

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 98,684

 $

 130,211

 Oil & Gas Equipment And Services - 0.4%

 202,180

 6.25

 NR / NR

 Frac Tech Services LLC/Frac Tech Finance, Inc., Term Loan, 4/19/16

 $

 199,922

 Total Energy

 $

 330,133

 Materials - 1.0%

 Commodity Chemicals - 0.2%

 99,748

 6.00

 NR / B2

 CPG International I, Inc., Increased Term Loan, 1/26/17

 $

 95,883

 Paper Products - 0.2%

 99,500

 6.50

 NR / NR

 Exopack Holding Corp., Term Loan B, 5/6/17

 $

 97,013

 Specialty Chemicals - 0.5%

 150,000

 5.75

 B+ / Ba2

 Harko C.V (OM Group), Term B Dollar Loan, 7/5/17

 $

 149,625

 90,000

 5.00

 NR / NR

 PolyOne Corp., Loan, 9/30/17

 90,299

 $

 239,924

 Total Materials

 $

 432,820

 Capital Goods - 2.3%

 Aerospace & Defense - 1.5%

 99,456

 7.75

 NR / NR

 API Technologies Corp., Term Loan, 6/1/16

 $

 94,980

 130,000

 5.75

 NR / NR

 DigitalGlobe Inc., Term Loan, 9/21/18

 128,050

 199,441

 3.83

 B- / B1

 Hunter Defense Technology, Term Loan, 8/22/14

 181,491

 198,291

 9.25

 B- / Caa2

 IAP Worldwide Services, Inc., Term Loan (First-Lien), 12/20/12

 188,376

 100,000

 7.00

 B- / Ba3

 Sequa Corp., Tranche 1 2011 New Term Loan, 12/3/14

 101,125

 $

 694,022

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 149,625

 5.50

 BB / Ba2

 Terex Corp., U.S. Term Loan, 4/28/17

 $

 150,435

 Electrical Component & Equipment - 0.2%

 99,623

 5.75

 NR / NR

 Scotsman Industries, Inc., Term Loan, 4/30/16

 $

 98,626

 Industrial Conglomerates - 0.2%

 99,500

 6.25

 NR / NR

 Pro Mach Inc., Term Loan, 7/6/17

 $

 97,013

 Total Capital Goods

 $

 1,040,096

 Commercial Services & Supplies - 0.3%

 Environmental & Facilities Services - 0.3%

 148,872

 7.25

 BB- / Baa3

 Brickman Group Holdings, Inc., Tranche B Term Loan, 9/21/16

 $

 149,337

 Total Commercial Services & Supplies

 $

 149,337

 Transportation - 0.6%

 Trucking - 0.6%

 150,000

 6.25

 BB / Ba1

 Avis Budget Group Inc., Tranche B Term Loan, 6/13/18

 $

 151,172

 138,855

 6.00

 NR / B1

 Swift Transportation Co. LLC, Term Loan, 11/22/16

 139,318

 $

 290,490

 Total Transportation

 $

 290,490

 Automobiles & Components - 1.7%

 Auto Parts & Equipment - 1.0%

 81,368

 3.50

 BBB- / Baa3

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 $

 81,233

 198,998

 7.00

 NR / B2

 HHI Holdings LLC, Loan, 3/9/17

 197,008

 99,250

 5.25

 B+ / Ba3

 Metaldyne Corp., Loan, 5/2/17

 98,258

 65,000

 4.25

 NR / NR

 Pinafore LLC / Pinafore, Inc., Term B-1 Loan, 9/21/16

 64,898

 $

 441,397

 Automobile Manufacturers - 0.7%

 349,500

 6.00

 NR / NR

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 331,588

 Total Automobiles & Components

 $

 772,985

 Consumer Services - 0.2%

 Casinos & Gaming - 0.2%

 100,000

 6.00

 BB- / Ba3

 Boyd Gaming Corp., Increased Term Loan, 12/17/15

 $

 99,375

 Total Consumer Services

 $

 99,375

 Media - 0.6%

 Advertising - 0.3%

 199,493

 5.00

 BB / Ba3

 Affinion Group Inc., Tranche B Term Loan, 10/9/16

 $

 177,300

 Publishing - 0.2%

 99,749

 4.50

 NR / NR

 Interactive Data Corp., Term B Loan, 1/31/18

 $

 98,917

 Total Media

 $

 276,217

 Retailing - 0.6%

 Automotive Retail - 0.2%

 99,750

 7.50

 NR / NR

 Stackpole International, Term Loan, 7/8/17

 $

 97,755

 Computer & Electronics Retail - 0.2%

 99,500

 11.00

 NR / NR

 Targus Group International, Term Loan, 5/12/16

 $

 96,018

 Home Improvement Retail - 0.2%

 100,000

 5.00

 BB- / Ba2

 Hillman Group, Inc., Term Loan, 5/31/16

 $

 98,750

 Total Retailing

 $

 292,523

 Food Beverage & Tobacco - 0.2%

 Packaged Foods & Meats - 0.2%

 100,000

 7.00

 NR / NR

 Pierre Foods, Inc., Loan (First Lien), 9/30/16

 $

 99,813

 Total Food Beverage & Tobacco

 $

 99,813

 Health Care Equipment & Services - 2.6%

 Health Care Equipment - 0.1%

 50,000

 7.00

 BB- / Ba2

 Kinetic Concepts Inc., Dollar Term B-1 Loan, 1/12/18

 $

 50,403

 Health Care Facilities - 1.1%

 149,621

 6.50

 B+ / B1

 Ardent Medical Services, Term Loan, 9/15/15

 $

 148,686

 60,000

 4.50

 BB- / Ba3

 Health Management Associates Inc., Term B Loan, 11/1/18

 59,790

 198,500

 5.00

 CCC+ / Caa1

 IASIS Healthcare LLC / IASIS Capital Corp., Term B Loan, 4/18/18

 192,049

 99,750

 5.50

 BB- / Ba3

 Select Medical Holdings Corp., Tranche B Term Loan, 4/25/18

 95,427

 $

 495,952

 Health Care Services - 1.0%

 77,658

 4.75

 BB- / Ba2

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 $

 69,827

 148,875

 6.75

 NR / NR

 inVentiv Health, Inc., Term B-3 Loan, 6/24/18

 142,920

 148,872

 5.75

 NR / NR

 Renal Advantage Holdings, Inc., Tranche B Term Loan, 11/12/16

 148,965

 99,749

 5.75

 CCC / B3

 Rural/Metro Corp., Term Loan (First Lien), 3/28/18

 97,754

 $

 459,466

 Health Care Technology - 0.3%

 150,000

 6.75

 NR / NR

 Emdeon, Inc., Term B Loan, 8/3/18

 $

 151,477

 Total Health Care Equipment & Services

 $

 1,157,298

 Pharmaceuticals & Biotechnology - 0.7%

 Biotechnology - 0.7%

 200,000

 6.75

 NR / NR

 Alkermes, Inc., Term Loan (First Lien), 6/9/17

 $

 199,000

 99,248

 5.50

 NR / NR

 Aptalis Pharma, Inc.,  Term Loan, 1/25/17

 97,759

 $

 296,759

 Total Pharmaceuticals & Biotechnology

 $

 296,759

 Diversified Financials - 0.2%

 Diversified Finance Services - 0.2%

 100,000

 5.25

 NR / NR

 Ship Luxco 3 (Worldpay), Facility B2A, 8/6/17

 $

 99,000

 Total Diversified Financials

 $

 99,000

 Software & Services - 1.0%

 Application Software - 0.7%

 240,276

 6.50

 BB- / Ba2

 Allen Systems Group, Inc., Term B Loan, 11/22/15

 $

 238,474

 99,248

 5.25

 BB- / NR

 Vertafore, Inc., Term Loan (First Lien), 7/31/16

 97,181

 $

 335,655

 Data Processing & Outsourced Services - 0.2%

 99,750

 5.00

 NR / NR

 NeuStar Inc., Term Advance, 10/11/18

 $

 99,999

 Total Software & Services

 $

 435,654

 Semiconductors -0.3%

 149,625

 5.75

 NR / NR

 Microsemi Corp., Term Loan B , 2/2/18

 $

 149,999

 Total Semiconductors

 $

 149,999

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost  $5,932,057)

 $

 5,922,499

 TEMPORARY CASH INVESTMENTS - 12.8%

 Repurchase Agreement - 12.8%

 5,800,000

 JPMorgan, Inc., 0.03%, dated 12/30/11, repurchase price of $5,800,000 plus accrued interest on 1/3/12 collateralized by $5,922,818 Federal

 National Mortgage Association (ARM), 1.356-6.409%, 10/1/18-11/1/41

 Total Repurchase Agreement

 $

 5,800,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $5,800,000)

 $

 5,800,000

 TOTAL INVESTMENT IN SECURITIES - 95.2%

 (Cost  $44,265,538) (a)

 $

 43,017,336

 OTHER ASSETS AND LIABILITIES - 4.8%

 $

 2,159,649

 TOTAL NET ASSETS - 100.0%

 $

 45,176,985

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2011, the value of these securities amounted to $2,113,506 or 4.7% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At December 31, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $44,265,538 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

        1,355,177

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

      (2,603,379)

 Net unrealized loss

 $

      (1,248,202)

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 ARS

 Argentine Peso

 CAD

 Canadian Dollar

 EURO

 Euro

 GBP

 British Pound Sterling

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (see Note 1A) are categorized as Level 3.

 The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
1,897,347

$
-

$
1,897,347

 Preferred Stocks

452,634

71,684

-

524,318

 Asset Backed Securities

-

819,324

-

819,324

 Collateralized Mortgage Obligations

-

2,140,405

-

2,140,405

 Corporate Bonds

-

24,383,929

-

24,383,929

 Foreign Government Bonds

-

719,984

-

719,984

 Municipal Bonds

-

809,530

-

809,530

 Senior Floating Rate Loan Interests

-

5,922,499

-

5,922,499

 Repurchase Agreements

-

-

-

-

 Temporary Cash Investments

-

5,800,000

-

5,800,000

 Money Market Mutual Funds

-

-

-

-

 Total

$
452,634

$
42,564,702

$
-

$
43,017,336

 Other Financial Instruments*

$
(48,747
)

$
8,553

$
-

$
(40,194
)

 * Other financial instruments include futures contracts and foreign exchange contracts.

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust X

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 29, 2012

* Print the name and title of each signing officer under his or her signature.